As filed with the Securities and Exchange Commission on April 30, 2004
                    Registration Nos. 333-19497 and 811-08009
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|
            Pre-Effective Amendment                                         |_|
            Post-Effective Amendment No. 18                                 |X|


                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                        |X|
            Amendment No. 19                                                |X|


                           PBHG INSURANCE SERIES FUND
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                David J. Bullock
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:


     William H. Rheiner, Esq         and to           John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                    1400 Liberty Ridge Drive
   Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                 (610) 578-1206


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)


|X|   immediately upon filing pursuant to paragraph (b)
| |   on _________________ pursuant to paragraph (b)
| |   60 days after filing pursuant to paragraph (a)(1)
|_|   on (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on (date) pursuant to paragraph (a)(2) of rule 485


      If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

[LOGO OMITTED]

INSURANCE SERIES FUND
PROSPECTUS MAY 1, 2004



o    PBHG GROWTH II PORTFOLIO
o    PBHG LARGE CAP GROWTH PORTFOLIO
o    PBHG MID-CAP PORTFOLIO
o    PBHG SELECT 20 PORTFOLIO
o    PBHG SELECT VALUE PORTFOLIO
o    PBHG SMALL CAP GROWTH PORTFOLIO
o    PBHG SMALL CAP PORTFOLIO
o    PBHG STABLE VALUE PORTFOLIO
o    PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment portfolios ("Portfolios") through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Except for the Stable Value Portfolio these Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Dwight Asset Management Company ("Dwight"), an affiliate of Pilgrim Baxter, is the sub-adviser to the Stable Value Portfolio. Pilgrim Baxter and Dwight invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

        CONTENTS
        PORTFOLIO SUMMARIES                                                         2
                                   PBHG Growth II Portfolio
                                   PBHG Large Cap Growth Portfolio
                                   PBHG Mid-Cap Portfolio
                                   PBHG Select 20 Portfolio
                                   PBHG Select Value Portfolio
                                   PBHG Small Cap Growth Portfolio
                                   PBHG Small Cap Portfolio
                                   PBHG Stable Value Portfolio
                                   PBHG Technology & Communications Portfolio


        MORE ABOUT THE PORTFOLIOS                                                  22
        THE INVESTMENT ADVISER AND SUB-ADVISER                                     31
        PORTFOLIO MANAGERS                                                         33
        YOUR INVESTMENT                                                            34

                                    Pricing Portfolio Shares
                                    Redemption/Exchange Fee for Stable
                                     Value Portfolio
                                    Buying and Selling Portfolio Shares
                                    Distributions and Taxes
                                    Potential Conflicts of Interest



        FINANCIAL HIGHLIGHTS                                                       37

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $408 million and $18.5 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $1 billion and $10 billion at the time of purchase. The size of the companies in the Russell Midcap (R) Growth Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. Generally speaking, Pilgrim Baxter may sell a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003           25.70%
2002          -30.43%
2001          -40.47%
2000          -16.67%
1999           98.19%
1998            8.19%


       BEST QUARTER
4th Quarter 1999   49.97%

      WORST QUARTER
1st Quarter 2001  -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                          PAST 1      PAST 5      SINCE INCEPTION
                             YEAR       YEARS        (4/30/97)
------------------------- ----------- ---------- -------------------
Growth II Portfolio         25.70%     -2.97%          0.00%

Russell Midcap(R)
Growth Index                42.71%      2.01%          7.47%


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .................................Not Applicable
Maximum Deferred Sales Charge (Load) ......................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) ..................Not Applicable
Redemption Fee ............................................Not Applicable
Exchange Fee ..............................................Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ..........................................0.85%
Distribution and/or Services (12b-1) Fees ................None
Other Expenses ...........................................0.25%
Total Annual Fund Operating Expenses .....................1.10%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.
                                    YOUR COST
                        1 Year                        $112
                        3 Years                       $350
                        5 Years                       $606
                        10 Years                    $1,340

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the Russell 1000(R) Growth Index had market capitalizations between $408 million and $307.6 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter intends to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. Generally speaking, Pilgrim Baxter may sell a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit.
It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio changed its benchmark effective May 1, 2004 from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the market in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003           31.19%
2002          -29.32%
2001          -28.28%
2000           -1.48%
1999           65.22%
1998           30.63%

                  BEST QUARTER
4th Quarter 1999                      55.36%
                  WORST QUARTER
4th Quarter 2000                     -22.34%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                          PAST 1       PAST 5     SINCE INCEPTION
                           YEAR        YEARS          (4/30/97)
----------------------- ----------- ------------ --------------------
Large Cap Growth          31.19%       1.60%            8.01%
Portfolio
Russell 1000(R)           29.75%      -5.11%            4.00%
Growth Index
S&P 500 Index             28.69%      -0.57%            6.60%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................Not Applicable
Maximum Deferred Sales Charge (Load) .....................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ...................Not Applicable
Redemption Fee ...........................................Not Applicable
Exchange Fee .............................................Not Applicable


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .........................................0.75%
Distribution and/or Services (12b-1) Fees ................None
Other Expenses ..........................................0.31%
Total Annual Fund Operating Expenses ...................1.06%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

              YOUR COST
1 Year                         $108
3 Years                        $337
5 Years                        $585
10 Years                     $1,294

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG MID-CAP PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400 Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the S&P MidCap 400 Index had market capitalizations between $351 million and $11.9 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The equity securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Portfolio. Pilgrim Baxter may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes equity securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price. Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003      34.31%
2002     -18.66%
2001       7.95%
2000      28.47%
1999      25.66%

              BEST QUARTER
4th Quarter 2001       20.32%
             WORST QUARTER
3rd Quarter 2001      -18.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                     PAST 1 YEAR      PAST 5     SINCE INCEPTION
                                       YEARS        (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap Portfolio      34.31%         13.75%          15.86%
S&P MidCap 400         35.62%          9.21%          11.53%
Index

Prior to May 1, 2003, the Portfolio was named the PBHG Mid-Cap Value Portfolio and invested primarily in certain mid-cap value companies. Effective May 1, 2003, the Portfolio's focus is primarily on certain mid-cap value companies that also exhibit certain growth characteristics. Therefore, the Portfolio's performance prior to May 1, 2003 may not be indicative of future performance.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................Not Applicable
Maximum Deferred Sales Charge (Load)......................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ...................Not Applicable
Redemption Fee ...........................................Not Applicable
Exchange Fee .............................................Not Applicable


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .........................................0.85%
Distribution and/or Services (12b-1) Fees ................None
Other Expenses ..........................................0.38%
Total Annual Fund Operating Expenses ...................1.23%
Less: Fee Waiver (and/or Expense Reimbursement)..........0.03%
Net Expenses ............................................1.20%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. That's because for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

              YOUR COST
1 Year                         $122
3 Years                        $387
5 Years                        $673
10 Years                     $1,486

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG SELECT 20 PORTFOLIO


GOAL:
The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the Russell 1000(R) Growth Index had market capitalizations between $408 million and $307.6 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. Generally speaking, Pilgrim Baxter may sell a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

MAIN INVESTMENT RISKS:
The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio changed its benchmark effective May, 1 2004 from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the market in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.
[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003       32.87%
2002      -31.34%
2001      -36.17%
2000      -23.87%
1999      100.61%
1998       62.52%

                     BEST QUARTER
4th Quarter 1999                      74.31%
                     WORST QUARTER
4th Quarter 2000                     -33.70%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                         PAST 1       PAST 5      SINCE INCEPTION
                           YEAR        YEARS         (9/25/97)
--------------------------------------------------------------------
Select 20 Portfolio       32.87%      -2.32%           6.11%

Russell 1000(R)Growth     29.75%      -5.11%           1.29%*
Index
S&P 500 Index             28.69%      -0.57%           4.10%*

*The Russell 1000(R) Growth Index and S&P 500 Index since inception returns are as of 9/30/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets.The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................Not Applicable
Maximum Deferred Sales Charge (Load) ....................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................Not Applicable
Redemption Fee ..........................................Not Applicable
Exchange Fee ............................................Not Applicable


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ........................................0.85%
Distribution and/or Services (12b-1) Fees ...............None
Other Expenses .........................................0.24%
Total Annual Fund Operating Expenses ...................1.09%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

             YOUR COST
1 Year                         $111
3 Years                        $347
5 Years                        $601
10 Years                     $1,329

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG SELECT VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the S&P 500 Index had market capitalizations between $925 million and $307.6 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. Pilgrim Baxter may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than a fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003      18.29%
2002     -25.07%
2001       1.72%
2000      17.88%
1999       8.89%
1998      37.96%

                    BEST QUARTER
4th Quarter 1998                        29.59%
                   WORST QUARTER
3rd Quarter 2002                       -21.66%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                         PAST 1      PAST 5      SINCE INCEPTION
                            YEAR       YEARS        (10/28/97)
--------------------------------------------------------------------------------
Select Value Portfolio     18.29%      2.97%          8.61%

S&P 500 Index              28.69%     -0.57%          4.73%*

* The S&P 500 Index since inception return is as of 10/31/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................Not Applicable
Maximum Deferred Sales Charge (Load) ....................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................Not Applicable
Redemption Fee ..........................................Not Applicable
Exchange Fee ............................................Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ........................................0.65%
Distribution and/or Services (12b-1) Fees ...............None
Other Expenses .........................................0.25%
Total Annual Fund Operating Expenses ...................0.90%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.
         YOUR COST
1 Year                $92
3 YEARS              $287
5 YEARS              $498
10 YEARS           $1,108

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG SMALL CAP GROWTH PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the Russell 2000(R) Growth Index had market capitalizations between $32 million and $2.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The size of the companies in the Index will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. Pilgrim Baxter may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved. -39.69 2002

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Small Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003      56.64%
2002     -39.69%

                        BEST QUARTER
         2nd Quarter 2003          28.51%
                        WORST QUARTER
         3rd Quarter 2002         -26.09%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                                                SINCE INCEPTION
                                PAST 1 YEAR        (4/30/01)
--------------------------------------------------------------------------------
Small Cap Growth Portfolio        56.64%            -7.94%

Russell 2000(R)Growth Index       48.54%            -0.45%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ..............................Not Applicable
Maximum Deferred Sales Charge (Load) ...................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions .................Not Applicable
Redemption Fee .........................................Not Applicable
Exchange Fee ...........................................Not Applicable


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................0.85%
Distribution and/or Services (12b-1) Fees ..............None
Other Expenses ........................................0.94%
Total Annual Fund Operating Expenses ..................1.79%
Fee Waiver (and/or Expense Reimbursement) .............0.59%
Net Expenses ..........................................1.20%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. That's because for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

       YOUR COST
1 Year            $122
3 Years           $506
5 Years           $915
10 Years        $2,057

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG SMALL CAP PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. As of March 31, 2004, the companies in the Russell 2000(R) Index had market capitalizations between $32 million and $2.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The equity securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Portfolio. Pilgrim Baxter may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit.
It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003      39.03%
2002     -31.11%
2001       6.07%
2000      36.13%
1999      15.93%
1998      10.94%

                   BEST QUARTER
4th Quarter 1998                            25.92%
                  WORST QUARTER
3rd Quarter 2002                           -21.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                             PAST        PAST     SINCE INCEPTION
                            1 YEAR     5 YEARS      (10/28/97)
-------------------------------------------------------------------
Small Cap Portfolio         39.03%      9.90%           10.61%
Russell 2000(R)Index        47.25%      7.13%            5.49%*

*The since inception return for the Russell 2000(R) Index is as of 10/31/97.

Prior to January 1, 2003, the Portfolio was named the PBHG Small Cap Value Portfolio and invested primarily in certain small cap value companies. Effective January 1, 2003, the Portfolio's focus is primarily on certain small cap value companies that also exhibit certain growth characteristics. Therefore, the Portfolio's performance prior to January 1, 2003 may not be indicative of its future performance.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ................................Not Applicable
Maximum Deferred Sales Charge (Load) .....................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ...................Not Applicable
Redemption Fee ...........................................Not Applicable
Exchange Fee .............................................Not Applicable


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .........................................1.00%
Distribution and/or Services (12b-1) Fees ................None
Other Expenses ..........................................0.24%
Total Annual Fund Operating Expenses ....................1.24%
Less: Fee Waiver (and/or) Expense Reimbursement .........0.04%
Net Expenses ............................................1.20%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2004. That's because for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one year period and total annual fund operating expenses with expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

       YOUR COST
1 Year             $122
3 Years            $389
5 Years            $677
10 Years         $1,496

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG STABLE VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

MAIN INVESTMENT STRATEGIES:
The Portfolio is designed to produce current income, while seeking to maintain an NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed income funds, the Portfolio invests primarily in debt securities that a nationally recognized statistical rating agency ("rating agency"), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The Portfolio may also invest in:

o Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase; and

o Commingled pools of debt securities having similar characteristics to the Portfolio, or other debt securities.

Unlike other funds, the Portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The Portfolio expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. A wrapper agreement is a mechanism offered by banks and insurance companies that assists the Portfolio in seeking to protect principal. Wrapper agreements obligate wrap providers to make certain payments to the Portfolio to offset changes in the market value of some or all of the Portfolio's assets. These payments are designed to enable the Portfolio to pay redeeming shareholders an amount equal to the purchase price of the Portfolio's assets plus accrued income. For example, if a shareholder redemption requires the Portfolio to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the Portfolio the difference, and vice versa.

MAIN INVESTMENT RISKS:
While the Portfolio attempts to provide a stable NAV through the use of wrapper agreements, the value of your investment in the Portfolio may go down, which means you could lose money.

The Portfolio cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or current income. By purchasing wrapper agreements, the Portfolio also trades some of the potential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.

The Portfolio may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Portfolio expenses. This may result in a lower return for the Portfolio than if it had invested in longer-term debt securities.

If the Portfolio's attempts to stabilize its NAV through the use of wrapper agreements fail, the value of its investments could fall because of changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and the Portfolio's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Portfolio to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Portfolio to reinvest the money at a lower interest rate.

Because there is no active trading market for wrapper agreements, the Portfolio's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Portfolio limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded, the Portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Downgrades below investment grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement.

The Portfolio may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions or mark-ups and mark downs. The sale of Portfolio securities may generate capital gains which, when distributed, may be

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

taxable to you. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Contracts in greater detail.

The net asset value of the Stable Value Portfolio is not fixed at $1.00 per share like a money market fund, although the wrapper agreements that the Portfolio purchases are likely to cause the net asset value of the Portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the Portfolio.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

The Portfolio may charge a redemption/exchange fee that would be paid directly from your investment. Shareholders pay this redemption/exchange fee when they redeem/exchange shares held for less than twelve months. For more information, see "Redemption/Exchange Fee for Stable Value Portfolio" in the section on "Your Investment."

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases ...............................Not Applicable
Maximum Deferred Sales Charge (Load) ....................Not Applicable
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ..................Not Applicable
Redemption/Exchange Fee .................................2.00%*


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees........................................0.60%
Distribution and/or Services (12b-1) Fees .............None
Other Expenses ........................................0.55%**
Total Annual Fund Operating Expenses ..................1.15%***

*   For details about the redemption fee, please refer to the "Your Investment
- Redemption/Exchange Fee for Stable Value Portfolio" section of the prospectus beginning on page 31.

** Since the Portfolio is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

*** These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

            YOUR COST

1 Year                        $117
3 Years                       $365

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. Pilgrim Baxter may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:
The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the PSE Technology Index(R). The PSE Technology Index(R) is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003      45.33%
2002     -53.99%
2001     -52.32%
2000     -42.12%
1999     234.38%
1998      32.20%

                BEST QUARTER
4th Quarter 1999           108.57%
                WORST QUARTER
4th Quarter 2000           -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
                                                       SINCE
                               PAST        PAST      INCEPTION
                             1 YEAR      5 YEARS     (4/30/97)
--------------------------------------------------------------------------------
Technology &                  45.33%      -9.20%       -2.42%
Communications
Portfolio

PSE Technology Index(R)       52.62%       9.44%       16.91%

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
    Imposed on Purchases ...............................Not Applicable
Maximum Deferred Sales Charge (Load) ...................Not Applicable
Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends and Other Distributions...................Not Applicable
Redemption Fee .........................................Not Applicable
Exchange Fee ...........................................Not Applicable

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................0.85%
Distribution and/or Services (12b-1) Fees .............None
Other Expenses ........................................0.25%
Total Annual Fund Operating Expenses ..................1.10%*

*These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2004. However, you should know that for the fiscal year ending December 31, 2004, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2003.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.
             YOUR COST
1 Year                         $112
3 Years                        $350
5 Years                        $606
10 Years                     $1,340

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 22.
                                       21

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES
Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process.

GROWTH II, LARGE CAP GROWTH, SELECT 20, SMALL CAP GROWTH AND TECHNOLOGY & COMMUNICATIONS PORTFOLIOS

Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

MID-CAP AND SMALL CAP PORTFOLIOS
Pilgrim Baxter's investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap and Small Cap Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future growth prospects. Then, using its own computer models and valuation models, Pilgrim Baxter creates a sub-universe of statistically attractive companies. Pilgrim Baxter considers growth and value factors like a company's earning's power versus its current stock price, its dividend income potential, its business momentum, its growth trends, its price-to-earnings ratio versus similar companies, its earnings quality, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter seeks to identify those companies with sustainable long-term growth prospects that are currently trading at modest relative valuations.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

SELECT VALUE PORTFOLIO

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Select Value Portfolio, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power versus its current stock price, its dividend income potential, its price-to-earnings ratio versus similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

STABLE VALUE PORTFOLIO
While not fixed at a $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the Portfolio.

ALL PORTFOLIOS
Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


RISKS AND RETURNS

EQUITY SECURITIES

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:
o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

POTENTIAL RETURNS:
o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:
o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, each Portfolio (except the Stable Value Portfolio) intends to remain fully invested, with at least 65% (or in some cases, 80%) of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.

GROWTH SECURITIES

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:
o  See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:
o  See Equity Securities.

o  Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:
o In managing the Growth II, Large Cap Growth, Select 20, Small Cap Growth and Technology & Communications Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o Pilgrim Baxter considers selling a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

VALUE SECURITIES

Securities that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.


POTENTIAL RISKS:
o  See Equity Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:
o  See Equity Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:
o  See Equity Securities.

o In managing Select Value Portfolio, Pilgrim Baxter uses its own research, computer models and measures of value.

o Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

SMALL AND MEDIUM SIZED COMPANY SECURITIES:

POTENTIAL RISKS:
o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:
o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:
o    See Equity Securities/Growth Securities/Value Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:
o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:
0 Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.

OTC SECURITIES

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:
o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:
o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:
o Pilgrim Baxter uses a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

FOREIGN SECURITIES

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:
o Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:
o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:
o Each Portfolio, except the Stable Value Portfolio, limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit. The Stable Value Portfolio does not invest a significant portion of its assets in foreign securities.

ILLIQUID SECURITIES:

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:
o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:
o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:
o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

MONEY MARKET INSTRUMENTS:
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments and repurchase agreements.


POTENTIAL RISKS:
o    Money market instrument prices fluctuate over time.

o Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

o Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

POTENTIAL RETURNS:
o Money market instruments have greater short-term liquidity, capital preservation and income potential than stocks or longer-term debt securities. This will help contribute to the stability of the Portfolio's NAV.

POLICIES TO BALANCE RISK AND RETURN:
o The money market instruments and other liquid short-term investments in which the Stable Value Portfolio invests will be rated in one of the top two short-term ratings categories of a rating agency at the time of purchase.

o The other Portfolios only invest in money market instruments for temporary defensive or cash management purposes.

WRAPPERS:
A wrapper agreement obligates the wrap provider and Stable Value Portfolio to make certain payments to each other in exchange for an annual premium paid by the Stable Value Portfolio. Payments made under the wrapper agreement are designed so that when the Portfolio liquidates assets covered by the wrapper agreement ("covered assets") in order to pay for shareholder redemptions, the Portfolio receives the purchase price plus the accrued income of the liquidated covered assets, rather than the market value of the covered assets. The terms of the wrapper agreements vary concerning when payments must actually be made between the Portfolio and the wrap provider. The Portfolio's wrapper agreements generally provide for settlement when the wrapper agreement terminates or the Portfolio sells all of the covered assets.

POTENTIAL RISKS:
o Under a typical wrapper agreement, if a shareholder redemption requires the Portfolio to sell a security for more than its purchase price plus accrued income, the Portfolio will pay the wrap provider the difference.

o The costs the Portfolio incurs when buying wrapper agreements will reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

o The Portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreements if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The Portfolio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable. Under certain circumstances, the Portfolio may not be able to maintain a stable NAV.

o The wrappers employed by the Stable Value Portfolio will not cover the Portfolio's money market instruments, and therefore will not protect the stability of the Portfolio's NAV from price fluctuations in money market instruments.

o The Stable Value Portfolio may not be able to maintain a constant NAV if any government or self-regulatory agency determines that it is not appropriate to value wrap contracts as offsetting the market value fluctuations in the Portfolio's short-term bond portfolios.

o The staff of the SEC is examining the valuation methodology for wrapper agreements commonly used by `stable value' funds, including the Portfolio. Any change in the valuation methodogy may result in the Portfolio being unable to maintain a stable NAV.

POTENTIAL RETURNS:
o Under a typical wrapper agreement, if a shareholder redemption requires the Portfolio to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the Portfolio the difference.

POLICIES TO BALANCE RISK AND RETURN:
o Normally, the Portfolio expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered assets, resulting in a stable NAV.

DERIVATIVES:

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:
o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:
Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:
o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

REIT SECURITIES

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:
     The real estate industry is particularly sensitive to:

         - Economic factors, such as interest rate changes or market recessions;

         - Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

         - Increases in property taxes;

         - Casualty and condemnation losses; and

         - Regulatory limitations on rents.

    REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:
o Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:
o Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

THE INVESTMENT ADVISER AND SUB-ADVISER

THE INVESTMENT ADVISER: Pilgrim Baxter, 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $8 billion as of March 31, 2004, in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Mid-Cap, Select 20, Select Value, Small Cap Growth, Small Cap and Technology & Communications Portfolios and oversees the investment decisions made by Dwight as sub-adviser for the Stable Value Portfolio. The Portfolios' Board of Trustees supervises Pilgrim Baxter and Dwight and establishes policies that Pilgrim Baxter and Dwight must follow in their day-to-day management activities.

Pilgrim Baxter announced on November 13, 2003 that founders Harold J. Baxter and Gary L. Pilgrim have stepped down from all their positions with Pilgrim Baxter and from all their positions with PBHG Funds and PBHG Insurance Series Fund (collectively the "PBHG Fund Family"). David J. Bullock, President of Pilgrim Baxter, now also serves as the Chief Executive Officer of Pilgrim Baxter. In addition, Mr. Bullock has been elected by the Board of Trustees of the PBHG Fund Family to the positions of President of PBHG Funds and PBHG Insurance Series Fund. Mr. Baxter's role as chairman of Pilgrim Baxter has been assumed by Scott
F. Powers, chief executive of Old Mutual Asset Management, the US asset management group of Pilgrim Baxter's corporate parent, London-based Old Mutual plc.

In connection with an examination of active trading of mutual fund shares by the United States Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG"), Pilgrim Baxter received inquiries and subpoenas for documents from those agencies. Pilgrim Baxter retained independent counsel to assist in responding to these inquiries and to conduct a thorough and independent examination of mutual fund shareholder trading practices in the PBHG Fund Family. This internal examination revealed that Mr. Pilgrim had a significant but passive investment in a private investment limited partnership, unaffiliated with Pilgrim Baxter, that actively purchased and redeemed shares of certain PBHG Funds and other mutual funds. This partnership's investment activity in PBHG Funds was limited to the period from March, 2000 to December, 2001. Mr. Baxter had knowledge of Mr. Pilgrim's investment and that the limited partnership was actively trading in PBHG Funds shares. The internal investigation is ongoing and counsel will report the results of such examination to the PBHG Funds Board of Trustees. In addition, Pilgrim Baxter and the PBHG Fund Family are continuing to cooperate fully with the SEC and the NYAG with respect to the resolution of these matters.

Pilgrim Baxter determined that certain corrective measures were appropriate relating to the PBHG Fund Family's shareholder trading policies and practices. As a result, Pilgrim Baxter has informed the PBHG Fund Family that: (1) Mr. Pilgrim will disgorge all personal profits he received from his investment in the limited partnership for the period March, 2000 to December, 2001; (2) Pilgrim Baxter will reimburse management fees earned which were attributable to that limited partnership's investment in PBHG Funds; (3) Pilgrim Baxter has retained an independent accounting firm to conduct a separate review of the adequacy of internal controls and procedures affecting processes and functions critical to the investment management and administration of the PBHG Fund Family; and (4) Pilgrim Baxter's then current practices of attempting to prevent market timing activity in the PBHG Fund Family have been formally adopted as policies and disclosed in the PBHG Fund Family prospectuses.

The review of Pilgrim Baxter's practices and policies in these matters is ongoing, and will continue until any concerns that the Independent Trustees of the PBHG Fund Family may have are addressed. The Trustees, assisted by the Trustees' independent counsel, will continue to closely monitor Pilgrim Baxter's internal review. Pilgrim Baxter will continue to work closely with the Independent Trustees.

On November 20, 2003, the SEC filed a civil action in the United States District Court for the Eastern District of Pennsylvania (Civil Action 03-6341) against Mr. Pilgrim, Mr. Baxter and Pilgrim Baxter (the "SEC Action") based in part on the circumstances described above as well as allegations that Mr. Baxter provided non-public PBHG Funds portfolio information to a broker-dealer which made this information available to its customers who then engaged in market timing the PBHG Funds. The SEC Action alleges violations of Sections 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, and Sections 206(1), 206(2) and 204A of the Investment Advisers Act of 1940. With respect to Pilgrim Baxter, the SEC Action seeks injunctions, disgorgement of profits, civil monetary penalties and other equitable relief. With respect to Messrs. Pilgrim and Baxter, the SEC Action seeks injunctions, disgorgement of profits, civil monetary penalties and that Messrs. Pilgrim and Baxter be permanently enjoined from acting in certain enumerated positions with an investment company pursuant to section 36(a) of the Investment Company Act of 1940.

In addition, on November 20, 2003, the NYAG filed a civil action in the Supreme Court of the State of New York County of New York against Pilgrim Baxter, Mr. Pilgrim, and Mr. Baxter (the "NYAG Action") based in part on the circumstances described above. The NYAG Action alleges violation of Article 23-A and Section 349 of the General Business Law of the State of New York (the Martin Act) and
Section 63(12) of the State of New York's Executive Law. With respect to Pilgrim Baxter, the NYAG Action seeks injunctions, disgorgement of all fees earned throughout the period during which the alleged illegal activity occurred, disgorgement of all profits obtained from the alleged illegal activities, civil monetary penalties and other equitable relief. In addition, with respect to Messrs. Pilgrim and Baxter, the NYAG Action seeks injunctions, disgorgement, civil monetary penalties and other relief.

If Pilgrim Baxter is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of Pilgrim Baxter or any company that is an affiliated person of Pilgrim Baxter from serving as an investment adviser to any registered investment company, including your fund. Your fund has been informed by Pilgrim Baxter, if these results occur, Pilgrim Baxter will seek exemptive relief from the SEC to permit Pilgrim Baxter to continue to serve as your fund's investment adviser. There is no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain PBHG Funds, Pilgrim Baxter and certain related parties, (but not PBHG Insurance Series Fund) primarily based upon the allegations in the SEC Action and the NYAG Action. Such lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees. More detailed information regarding the lawsuits is provided in PBHG Funds' and PBHG Insurance Series Fund's Statements of Additional Information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future.

Information about any similar lawsuits will be provided for in the Statement of Additional Information.

THE SUB-ADVISER:

Dwight Asset Management Company, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the subadviser to the Stable Value Portfolio. Dwight has agreed to manage and supervise the investment of the Portfolio's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Dwight is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). It has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983.

For the fiscal year ended December 31, 2002, Pilgrim Baxter waived a portion of its fee for the Mid-Cap, Small Cap Growth and Small Cap Portfolios so that the effective management fee (as a percentage of average daily net assets) paid by each of the following Portfolios was as follows:

PBHG Growth II Portfolio                             0.85%
PBHG Large Cap Growth Portfolio                      0.75%
PBHG Mid-Cap Portfolio                               0.82%
PBHG Select 20 Portfolio                             0.85%
PBHG Select Value Portfolio                          0.65%
PBHG Small Cap Growth Portfolio                      0.26%
PBHG Small Cap Portfolio                             0.96%
PBHG Stable Value Portfolio                          *
PBHG Technology & Communications                     0.85%

Portfolio
* The Stable Value Portfolio had not commenced operations as of the date of this Prospectus. As investment adviser to the Stable Value Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% of the Portfolio's average daily net assets when the Portfolio commences operations.

As sub-adviser to the Stable Value Portfolio, Dwight is entitled to receive a fee from Pilgrim Baxter equal to, on an annual basis, 50% of all management fees paid to Pilgrim Baxter (net of any fee waivers, reimbursements and alliance fees).

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO
Michael S. Sutton, CFA and Peter J. Niedland, CFA, have managed the Growth II Portfolio since November 13, 2003. Effective May 3, 2004, James M. Smith joined Mr. Sutton and Mr. Niedland as co-manager of the Growth II Portfolio. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham. Mr. Niedland joined Pilgrim Baxter's Growth Equity Investment team in 1993. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager.

LARGE CAP GROWTH PORTFOLIO/ SELECT 20 PORTFOLIO
Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth and Select 20 Portfolios since November, 1999. Mr. Sutton's work experience is discussed under the Growth II Portfolio. Effective May 3, 2004, Gregory P. Chodaczek joined Mr. Sutton as co-manager of the PBHG Large Cap Growth and Select 20 Portfolios. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

SELECT VALUE PORTFOLIO
Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. McCaffrey as co-manager of the PBHG Select Value Portfolio. Mr. McCaffrey joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. Mr. McCaffrey's relevant work experience also includes positions at Cypress Capital Management and Penn Mutual Life Insurance. Mr. Bell joined Pilgrim Baxter in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies. Prior to joining Pilgrim Baxter, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

SMALL CAP GROWTH PORTFOLIO
Peter J. Niedland, CFA, has managed the PBHG Small Cap Growth Portfolio since its inception on May 1, 2001. Mr. Niedland's work experience is discussed under the Growth II Portfolio. Effective May 1, 2004, James M. Smith joined Mr. Niedland as co-manager of the Small Cap Growth Portfolio. Mr. Smith's work experience is discussed under the Growth II Portfolio. SMALL CAP PORTFOLIO/ MID-CAP PORTFOLIO Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap and Mid-Cap Portfolios since June, 1999. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the PBHG Small Cap and Mid-Cap Portfolios. Mr. Heppelmann joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments. Mr. Bell's prior work experience is discussed under the Select Value Portfolio.

STABLE VALUE PORTFOLIO
A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Stable Value Portfolio. For more information on the composition of the team managing the Portfolio, please see the Statement of Additional Information.


TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Michael S. Sutton, CFA, Jerome J. Heppelmann, CFA and Raymond J. McCaffrey, CFA have managed this Portfolio since August 2002. James M. Smith joined the four member technology team on November 13, 2003. Each of their work experience is discussed above.

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YOUR INVESTMENT

PRICING PORTFOLIO SHARES:
The price of a Portfolio's shares is based on that Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:
You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Portfolio is required by Federal Law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Portfolio reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

REDEMPTION/EXCHANGE FEE FOR STABLE VALUE PORTFOLIO:
The Stable Value Portfolio will deduct a 2.00% redemption/exchange fee from the proceeds of any investor initiating a redemption or exchange of shares of the Portfolio held for less than twelve months. In determining how long shares of the Portfolio have been held, PBHG Insurance Series Fund assumes that shares held by the investor the longest period of time will be sold first.

The Portfolio will retain the fee for the benefit of the remaining shareholders. The Portfolio charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Portfolio, to facilitate Portfolio management and to offset certain transaction costs and other expenses the Portfolio incurs because of the redemption or exchange. The Portfolio also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

DISTRIBUTIONS AND TAXES:
Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:
Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

COMPARATIVE PERFORMANCE - STABLE VALUE PORTFOLIO

The PBHG Stable Value Portfolio is newly organized and does not have its own performance record. However, the PBHG Stable Value Portfolio has the same investment objective and follows substantially the same investment strategies and has substantially the same investment policies as the PBHG IRA Capital Preservation Fund, which prior to a shareholder approved reorganization on January 11, 2002 was the UAM IRA Capital Preservation Portfolio. Dwight is responsible for the day-to-day management of both the PBHG Stable Value Portfolio and the PBHG IRA Capital Preservation Fund. Neither Pilgrim Baxter nor Dwight currently manage any other mutual fund or separate account that has the same investment objective and substantially similar investment strategies and policies as the PBHG Stable Value Portfolio or the PBHG IRA Capital Preservation Fund.

Set forth below is the historical performance of the PBHG IRA Capital Preservation Fund -- PBHG Class (the "PBHG IRA Capital Preservation Fund"). Investors should not consider the performance data of the PBHG IRA Capital Preservation Fund as an indication of the future performance of the PBHG Stable Value Portfolio. This performance is presented to provide investors with additional information upon which to base their investment decision. The performance data shown below reflects the deduction of the historical fees and expenses paid by the PBHG IRA Capital Preservation Fund and not those to be paid by the PBHG Stable Value Portfolio. Total annual operating expenses of the PBHG Stable Value Portfolio are expected to be 1.15% for its fiscal year ending December 31, 2004. After giving effect to expense limitations described in the PBHG IRA Capital Preservation Fund's prospectus, the total annual operating expenses of PBHG IRA Capital Preservation Fund will not exceed 1.00% during the fiscal year ending March 31, 2005. If the total annual operating expenses of the PBHG Stable Value Portfolio were applied in the performance calculation of the PBHG IRA Capital Preservation Fund shown below, performance would be lower. Total operating expenses are exclusive of certain expenses such as brokerage commissions and extraordinary expenses. The PBHG IRA Capital Preservation Fund is not sold through variable annuity contracts and variable life insurance policies offered by participating insurance companies. Therefore, the performance data does not reflect the deduction of any insurance fees or charges that are imposed by the participating insurance company in connection with its sale of the variable annuity contracts and variable life insurance policies. Investors should refer to the separate account prospectus describing the variable annuity contracts and variable life insurance policies for information pertaining to these insurance fees and charges. The insurance separate account fees will cause the performance of the PBHG Stable Value Portfolio to be lower. Additionally, although it is anticipated that the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio will hold similar securities, their investment results are expected to differ, however, it is not anticipated that the differences, if any, will have a material impact on performance. In particular, differences in asset size and cash flow resulting from purchases and redemptions of the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio's shares will result in different security selections, differences in the relative weightings of securities and differences in the prices paid for particular portfolio holdings. In addition, investments may have been made for the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio during varying market conditions. Also the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio will be subject to separate wrapper agreements, which may affect performance differently. The performance data shown reflects the reinvestment of dividends and distributions and were calculated in the same manner that will be used by the PBHG Stable Value Portfolio to calculate its own performance.

                     AVERAGE ANNUALIZED TOTAL RETURNS AS OF

                                    12/31/03

                   FOR THE PBHG IRA CAPITAL PRESERVATION FUND

                                 Since Inception

                  1 Year                           (8/31/99)
                  -------                          ---------
                  3.54%                              5.35%

The performance data does not reflect a 2.00% redemption fee which is deducted by both the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio from the proceeds of any investor redeeming shares of the portfolio held less than 12 months. Investors who have held their shares continuously for at least 12 months would not pay a redemption fee. While the PBHG IRA Capital Preservation Fund and the PBHG Stable Value Portfolio are not money market portfolios, they do seek to maintain a stable net asset value through the use of wrapper agreements. There can be no assurance that the PBHG IRA Capital Preservation Fund or the PBHG Stable Value Portfolio will meet its stated investment objectives and maintain a stable net asset value. If the PBHG IRA Capital Preservation Fund or the PBHG Stable Value Portfolio does not meet its objective or is unable to purchase wrapper agreements, there can be no assurance that the principal value of an investment will not fluctuate. Subsequently, upon redemption, an investor's shares will be worth more or less than the original cost.
                                       35

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

[LOGO]
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                    Net
           Net                 Realized and
          Asset                 Unrealized                   Distributions
         Value,        Net       Gains or         Total          from
        Beginning  Investment     Losses          from          Capital
         of Year      Loss     on Securities   Operations        Gains
----------------------------------------------------------------------------
  2003  $  7.82     $(0.08)1      $ 2.09        $ 2.01             --
  2002    11.24      (0.13)        (3.29)        (3.42)            --
  2001    18.88      (0.07)1       (7.57)        (7.64)            --
  2000    23.05      (0.06)        (3.62)        (3.68)        $(0.49)
  1999    11.63      (0.04)1       11.46         11.42             --




                             Net                     Net
                            Asset                  Assets,         Ratio
                           Value,                    End        of Expenses
            Total            End         Total     of Year      to Average
        Distributions      of Year      Return      (000)       Net Assets
-----------------------------------------------------------------------------
  2003       --            $9.83         25.70%   $  71,918         1.10%
  2002       --             7.82        (30.43)%     76,421         1.12%
  2001       --            11.24        (40.47)%    154,096         1.07%
  2000   $(0.49)           18.88        (16.67)%    368,948         1.05%
  1999       --            23.05         98.19%     178,602         1.20%


                                           Ratio
                                          of Net
            Ratio          Ratio         Investment
           of Net       of Expenses         Loss
         Investment     to Average       to Average
            Loss        Net Assets       Net Assets     Portfolio
         to Average     (Excluding       (Excluding      Turnover
         Net Assets      Waivers)         Waivers)         Rate
-----------------------------------------------------------------
  2003     (0.90)%         1.10%          (0.90)%         194.63%
  2002     (0.89)%         1.12%          (0.89)%         169.74%
  2001     (0.57)%         1.07%          (0.57)%         163.56%
  2000     (0.42)%         1.05%          (0.42)%         145.87%
  1999     (0.38)%         1.20%          (0.38)%         236.82%


  1 Per share calculations were performed using the average shares for the year.
    Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                                Net
           Net                             Realized and
          Asset                             Unrealized
         Value,              Net             Gains or           Total
        Beginning        Investment           Losses            from
         of Year            Loss           on Securities     Operations
-------------------------------------------------------------------------
  2003   $12.44             $(0.07)1           $ 3.95          $ 3.88
  2002    17.60              (0.10)             (5.06)          (5.16)
  2001    24.54              (0.05)1            (6.89)          (6.94)
  2000    25.51              (0.01)1            (0.21)          (0.22)
  1999    15.44              (0.05)             10.12           10.07




                                           Net                       Net
        Distributions                     Asset                    Assets,
            from                         Value,                      End
           Capital          Total          End          Total      of Year
            Gains       Distributions    of Year       Return       (000)
----------------------------------------------------------------------------
  2003         --              --         $16.32        31.19%    $32,357
  2002         --              --          12.44       (29.32)%    27,434
  2001         --              --          17.60       (28.28)%    54,060
  2000     $(0.75)         $(0.75)         24.54        (1.48)%    72,645
  1999         --              --          25.51        65.22%     27,295

                                                                         Ratio
                                                                        of Net
                                 Ratio               Ratio            Investment
                                of Net            of Expenses            Loss
              Ratio           Investment          to Average          to Average
           of Expenses           Loss             Net Assets          Net Assets
           to Average         to Average          (Excluding          (Excluding
           Net Assets         Net Assets           Waivers)            Waivers)
--------------------------------------------------------------------------------
  2003        1.06%               (0.51)%            1.06%             (0.51)%
  2002        1.05%               (0.47)%            1.05%             (0.47)%
  2001        1.02%               (0.26)%            1.02%             (0.26)%
  2000        1.06%               (0.05)%            1.06%             (0.05)%
  1999        1.10%               (0.41)%            1.17%             (0.48)%




              Portfolio
              Turnover
                Rate
-----------------------
  2003           74.16%
  2002          142.32%
  2001          137.18%
  2000          147.68%
  1999          157.04%

1 Per share calculations were performed using the average shares for the year. Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                          Net
           Net                       Realized and                    Dividends                                         Net
          Asset           Net         Unrealized                       from        Distributions       Total          Asset
         Value,       Investment       Gains or          Total          Net            from          Dividends       Value,
        Beginning       Income          Losses           from       Investment        Capital           and            End
         of Year        (Loss)       on Securities    Operations      Income           Gains       Distributions     of Year
-------------------------------------------------------------------------------------------------------------------------------

  2003   $10.90         $(0.03)1         $3.77           $3.74            --              --              --         $14.64
  2002    13.40             --           (2.50)          (2.50)           --              --              --          10.90
  2001    12.49             --            0.98            0.98            --          $(0.07)         $(0.07)         13.40
  2000    11.92           0.02            3.34            3.36        $(0.04)          (2.75)          (2.79)         12.49
  1999    11.10           0.02            2.75            2.77            --           (1.95)          (1.95)         11.92

                                                                                       Ratio
                                                      Ratio                           of Net
                                                     of Net           Ratio         Investment
                         Net                       Investment      of Expenses     Income (Loss)
                       Assets,       Ratio of        Income        to Average       to Average
                         End         Expenses        (Loss)        Net Assets       Net Assets       Portfolio
            Total      of Year      to Average     to Average      (Excluding       (Excluding       Turnover
           Return       (000)       Net Assets     Net Assets       Waivers)         Waivers)          Rate
---------------------------------------------------------------------------------------------------------------

  2003     34.31%      $30,859         1.20%         (0.24)%           1.23%          (0.27)%          147.82%
  2002    (18.66)%      13,693         1.20%         (0.07)%           1.47%          (0.34)%          197.63%
  2001      7.95%        3,555         1.20%          0.07%            2.40%          (1.13)%          251.16%
  2000     28.47%          896         1.20%          0.19%            4.52%          (3.13)%          260.64%
  1999     25.66%          698         1.20%          0.15%            5.89%          (4.54)%          906.69%

1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                    Net
           Net                 Realized and                                                        Net                         Net
          Asset                 Unrealized                    Distributions                       Asset                      Assets,
         Value,        Net       Gains or           Total         from                           Value,                        End
        Beginning  Investment     Losses            from         Capital           Total           End         Total         of Year
         of Year      Loss     on Securities     Operations       Gains        Distributions     of Year      Return          (000)
------------------------------------------------------------------------------------------------------------------------------------
  2003    $6.42       $(0.05)1    $ 2.16          $ 2.11              --               --          $8.53      32.87%       $153,640
  2002     9.35        (0.05)      (2.88)          (2.93)             --               --           6.42     (31.34)%       153,089
  2001    23.63        (0.01)      (9.30)          (9.31)         $(4.97)          $(4.97)          9.35     (36.17)%       304,029
  2000    32.70        (0.09)      (7.12)          (7.21)          (1.86)           (1.86)         23.63     (23.87)%       669,739
  1999    16.30        (0.08)      16.48           16.40              --               --          32.70     100.61%        753,572


                                                                              Ratio
                                                                             of Net
                                      Ratio                 Ratio          Investment
                                     of Net              of Expenses          Loss
                  Ratio            Investment            to Average        to Average
               of Expenses            Loss               Net Assets        Net Assets          Portfolio
               to Average          to Average            (Excluding        (Excluding          Turnover
               Net Assets          Net Assets             Waivers)          Waivers)             Rate
--------------------------------------------------------------------------------------------------------
  2003            1.09%                (0.73)%              1.09%            (0.73)%             92.66%
  2002            1.08%                (0.42)%              1.08%            (0.42)%            164.94%
  2001            1.04%                (0.23)%              1.04%            (0.23)%            142.88%
  2000            1.02%                (0.33)%              1.02%            (0.33)%            138.94%
  1999            1.05%                (0.46)%              1.05%            (0.46)%            139.05%

  1 Per share calculations were performed using average shares for the year.

  Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                Net
          Net              Realized and              Dividends
         Asset              Unrealized                 from    Distributions
        Value,      Net      Gains or       Total       Net        from
       Beginning Investment    Losses       from    Investment    Capital
        of Year   Income   on Securities Operations   Income       Gains
----------------------------------------------------------------------------
  2003  $12.00     $0.35      $ 1.81       $ 2.16     $(0.33)        --
  2002   16.20      0.30       (4.35)       (4.05)     (0.15)        --
  2001   16.13      0.15 1      0.10         0.25      (0.04)    $(0.14)
  2000   15.19      0.07        2.54         2.61      (0.09)     (1.58)
  1999   14.27      0.13        1.13         1.26         --      (0.34)




                                                                         Ratio
                           Net                  Net        Ratio of     of Net
             Total       Asset                Assets,      Expenses   Investment
           Dividends     Value,                 End       to Average    Income
              and         End        Total    of Year         Net     to Average
         Distributions   of Year    Return     (000)        Assets    Net Assets
--------------------------------------------------------------------------------
  2003      $(0.33)      $13.83      18.29%  $ 94,035        0.90%      1.53%
  2002       (0.15)       12.00     (25.07)%  141,322        0.87%      1.19%
  2001       (0.18)       16.20       1.72%   332,970        0.86%      0.67%
  2000       (1.67)       16.13      17.88%   118,669        0.97%      1.30%
  1999       (0.34)       15.19       8.89%    39,972        0.95%      0.84%


                                  Ratio
                                 of Net
                Ratio          Investment
             of Expenses         Income
             to Average        to Average
             Net Assets        Net Assets        Portfolio
             (Excluding        (Excluding        Turnover
              Waivers)          Waivers)           Rate
----------------------------------------------------------
  2003          0.90%             1.53%           224.47%
  2002          0.87%             1.19%           505.46%
  2001          0.86%             0.67%           652.60%
  2000          0.97%             1.30%          1137.60%
  1999          0.95%             0.84%           927.02%

  1 Per share calculations were performed using average shares for the year.
    Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
FOR THE YEARS OR PERIODS ENDED DECEMBER 31



                                                                Net
           Net                                             Realized and                                                 Net
          Asset                                             Unrealized                                                 Asset
         Value,                       Net                    Gains or                          Total                  Value,
        Beginning                 Investment                  Losses                           from                     End
        of Period                    Loss                  on Securities                    Operations               of Period
--------------------------------------------------------------------------------------------------------------------------------
  2003    $5.12                       $(0.07)2                 $2.97                           $2.90                  $8.02
  2002     8.49                        (0.07)                  (3.30)                          (3.37)                  5.12
  2001 1  10.00                        (0.02)                  (1.49)                          (1.51)                  8.49


                                                                                                                 Ratio
                                                                                                                of  Net
                                                                                              Ratio           Investment
                                                                     Ratio of Net          of Expenses           Loss
                                  Net               Ratio             Investment           to Average         to Average
                                Assets,          of Expenses           Loss to             Net Assets          Net Asset
                 Total            End            to Average             Average            (Excluding         (Excluding
                Return         of Period         Net Assets           Net Assets            Waivers)           Waivers)
------------------------------------------------------------------------------------------------------------------------------
  2003          56.64%        $5,866,653           1.20%                (1.13)%              1.79%            (1.72)%
  2002         (39.69)%        5,419,380           1.20%                (1.15)%              1.69%            (1.64)%
  2001 1       (15.10)%+       8,532,828           1.20%*               (0.84)%*             2.60%*           (2.24)%*







                 Portfolio
                 Turnover
                   Rate
--------------------------
  2003             67.82%
  2002            114.11%
  2001 1           56.26%+


*  Annualized.
+  Total return and portfolio turnover have not been annualized.
1  Commenced operations on April 30, 2001.
2  Per share calculations were performed using average shares for the year.

[LOGO]
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                     Net
          Net                   Realized and                   Dividends                                      Net
         Asset          Net      Unrealized                      from       Distributions      Total        Asset
        Value,      Investment    Gains or         Total          Net           from         Dividends      Value,
       Beginning      Income       Losses          from       Investment       Capital          and         End of      Total
        of Year       (Loss)    on Securities   Operations      Income          Gains      Distributions     Year      Return
--------------------------------------------------------------------------------------------------------------------------------
  2003  $12.58        $(0.07)1      $4.98         $4.91             --             --             --        $17.49      39.03%
  2002   18.57         (0.10)       (5.66)        (5.76)            --         $(0.23)        $(0.23)        12.58     (31.11)%
  2001   17.91         (0.03)        1.04          1.01         $(0.02)         (0.33)         (0.35)        18.57       6.07%
  2000   13.46          0.06         4.81          4.87             --          (0.42)         (0.42)        17.91      36.13%
  1999   11.61         (0.03)        1.88          1.85             --             --             --         13.46      15.93%

                                                                     Ratio
                                     Ratio                           of Net
                                     of Net          Ratio         Investment
             Net      Ratio of     Investment     of Expenses     Income (Loss)
           Assets,    Expenses       Income       to Average       to Average
             End     to Average      (Loss)       Net Assets       Net Assets       Portfolio
           of Year       Net       to Average     (Excluding       (Excluding       Turnover
            (000)      Assets      Net Assets      Waivers)         Waivers)          Rate
---------------------------------------------------------------------------------------------
  2003    $219,398      1.20%        (0.48)%         1.24%           (0.52)%         125.35%
  2002     244,139      1.20%        (0.52)%         1.22%           (0.54)%         158.64%
  2001     435,051      1.20%        (0.19)%         1.20%           (0.19)%         125.30%
  2000     274,158      1.20%         0.28%          1.21%            0.27%          185.66%
  1999      43,484      1.20%        (0.20)%         1.29%           (0.29)%         277.95%

1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO]
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR
FOR THE YEARS ENDED DECEMBER 31



                                         Net
           Net                      Realized and                                                        Net
          Asset                      Unrealized                    Distributions                       Asset
         Value,          Net          Gains or          Total          from                           Value,
        Beginning    Investment        Losses           from          Capital           Total           End        Total
         of Year        Loss        on Securities    Operations        Gains        Distributions     of Year     Return
----------------------------------------------------------------------------------------------------------------------------

  2003   $ 1.50        $(0.02)1       $  0.70         $  0.68             --               --         $ 2.18       45.33%
  2002     3.26         (0.03)          (1.73)          (1.76)            --               --           1.50      (53.99)%
  2001    24.77         (0.03)1        (14.63)         (14.66)        $(6.85)          $(6.85)          3.26      (52.32)%
  2000    46.01         (0.34)         (17.29)         (17.63)         (3.61)           (3.61)         24.77      (42.12)%
  1999    13.76         (0.13)1         32.38           32.25             --               --          46.01      234.38%

                                                                      Ratio
                                                                     of Net
                                          Ratio         Ratio      Investment
              Net                        of Net      of Expenses      Loss
            Assets,        Ratio       Investment    to Average    to Average
              End       of Expenses       Loss       Net Assets    Net Assets      Portfolio
            of Year     to Average     to Average    (Excluding    (Excluding      Turnover
             (000)      Net Assets     Net Assets     Waivers)      Waivers)         Rate
------------------------------------------------------------------------------------------

  2003    $  192,967       1.10%         (0.84)%        1.10%      (0.84)%          167.83%
  2002       168,266       1.08%         (0.85)%        1.08%      (0.85)%          236.25%
  2001       453,689       1.05%         (0.58)%        1.05%      (0.58)%          285.73%
  2000     1,160,087       1.04%         (0.77)%        1.04%      (0.77)%          311.59%
  1999     1,635,448       1.09%         (0.64)%        1.09%      (0.64)%          273.76%

1 Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION

(SAI): Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

 PBHG INSURANCE SERIES FUND
 P.O. BOX 419229
 KANSAS CITY, MO 64141-6229

TELEPHONE:
 1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.




These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the portfolio or the Portfolio's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-347-9256; and (ii) on the Comission's website at www.sec.gov; and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June, 30, 2004 will be available without charge by calling 1-800-347-9256 or on the Commission's website at www.sec.gov. The PBHG Insurance Series Fund has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 1-800-347-9256 or by visiting the Securities Exchange Commission website at www.sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.


PBHG-ISF Prospectus 5/2004

      PBHG INSURANCE SERIES FUND
      PRIVACY NOTICE

      Protecting Your Personal Information




PBHG Insurance Series Fund has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Portfolios, such as other financial institutions with whom we have joint marketing agreements, or to the Portfolios' proxy solicitors. These companies may only use this information in connection with the services they provide to the Portfolios, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

                     THIS PAGE IS NOT PART OF THE PROSPECTUS

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                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                                     Trust:
                           PBHG INSURANCE SERIES FUND

                                   Portfolios:
                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                             PBHG MID-CAP PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO
                           PBHG SELECT VALUE PORTFOLIO
                         PBHG SMALL CAP GROWTH PORTFOLIO
                            PBHG SMALL CAP PORTFOLIO
                           PBHG STABLE VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund (the "Trust") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Mid-Cap Portfolio, PBHG Select 20 Portfolio, PBHG Select Value Portfolio, PBHG Small Cap Growth Portfolio, PBHG Small Cap Portfolio, PBHG Stable Value Portfolio and the PBHG Technology & Communications Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained without charge by calling 1-800-347-9256.

The Annual Report for each Portfolio (other than PBHG Stable Value Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year), except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-347-9256.

                                TABLE OF CONTENTS
THE TRUST...................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS........................................2
INVESTMENT RESTRICTIONS....................................................29
TRUSTEES AND OFFICERS OF THE TRUST.........................................33
5% AND 25% SHAREHOLDERS....................................................38
THE ADVISER................................................................40
THE SUB-ADVISER............................................................43
THE DISTRIBUTOR............................................................45
THE ADMINISTRATOR AND SUB-ADMINISTRATOR....................................45
OTHER SERVICE PROVIDERS....................................................47
PORTFOLIO TRANSACTIONS.....................................................48
DESCRIPTION OF SHARES......................................................51
PURCHASES AND REDEMPTIONS..................................................53
DETERMINATION OF NET ASSET VALUE...........................................54
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS....................................55
PERFORMANCE INFORMATION....................................................59
FINANCIAL STATEMENTS.......................................................62
CREDIT RATINGS.............................................................63
EXHIBITS...................................................................67

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                                    THE TRUST

The Trust is an open-end management investment company, which was originally incorporated in Maryland in 1997 and reorganized into a Delaware statutory trust on May 1, 2001. This Statement of Additional Information relates to all Portfolios of the Trust. Each Portfolio is diversified except for the Select 20 Portfolio and the Technology & Communications Portfolio, which are non-diversified. No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Dwight Asset Management Company ("Dwight" or the "Sub-Adviser") serves as the investment sub-adviser to the Stable Value Portfolio. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."

                               Pending Litigation

A list of pending civil lawsuits that involve one or more Portfolios, their investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties as described in the Trust's Prospectuses is found in Exhibit D.



                 DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio (other than the Stable Value Portfolio) may be more suitable for long-term investors who can bear the risk of these fluctuations.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

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Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM CAPITALIZATION STOCKS

The Small Cap Growth Portfolio and the Small Cap Portfolio invest extensively in small capitalization companies. The Mid-Cap Portfolio invests extensively in medium capitalization companies. In certain cases, the Growth II Portfolio and Technology & Communications Portfolio invest in securities of issuers with small or medium market capitalizations. While the Adviser intends to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

INVESTMENTS IN TECHNOLOGY COMPANIES

Each Portfolio (except the Stable Value Portfolio) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Technology & Communications Portfolio is non-diversified, which means it will invest a higher percentage of its assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would if it were a diversified fund. In addition, the Technology & Communications Portfolio is concentrated, which means it will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Portfolio's investments in technology companies. For example, the technology companies in which the Technology & Communications Portfolio invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Trust's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code and similar laws provide protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

OVER-THE-COUNTER MARKET

Each Portfolio (except the Stable Value Portfolio) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

INITIAL PUBLIC OFFERINGS ("IPOS")

A Portfolio may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Portfolio with a small asset base. The impact of IPOs on a Portfolio's performance likely will decrease as the Portfolio's asset size increases, which could reduce the Portfolio's total returns. IPOs may not be consistently available to a Portfolio for investing, particularly as the Portfolio's asset base grows. Because IPO shares frequently are volatile in price, the Portfolios may hold IPO shares for a very short period of time. This may increase the turnover of a Portfolio and may lead to increased expenses for a Portfolio, such as commissions and transaction costs. By selling shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Portfolio may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Portfolio may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Portfolio's assets, the Portfolio will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

FUTURES TRANSACTIONS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Funds will not be registered with, or regulated by the CFTC as a commodity pool operator.

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. By using futures contracts as a risk management technique, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in fixed income portfolios, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby ensuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures or index futures contracts, the Portfolio will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets, and/or securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser, expected to replicate substantially the movement of such futures or index future contract.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during

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the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market

                                       7
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price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same

                                       8
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exercise price and expiration date) as the option previously purchased or sold.
The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Portfolios.

A Portfolio will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Portfolio's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Portfolio may enter into contracts to write over-the-counter options with primary dealers. The Portfolios have established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Portfolio must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Portfolio must treat its entire exposure under a contract as illiquid unless the contract provides that the Portfolio has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into

                                       9
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account whether the option is "out-of-the-money." If a contract gives the
Portfolio an absolute right to repurchase the written option at a pre-established formula price, the Portfolio would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying the futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

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

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that an active market will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Portfolio and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a

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

Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Portfolio may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Portfolio's gains or losses. In order to reduce the risk associated with leveraging, a Portfolio may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio 's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Portfolio will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Portfolio could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Portfolio enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Portfolio may have to pay more money than it receives. Similarly, if a Portfolio enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Portfolio may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Portfolio may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the

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

contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Because such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of the Trust's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Portfolio limits the amount of total assets it invests in restricted securities to 15%.

FOREIGN SECURITIES AND EMERGING MARKETS

Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

FOREIGN CURRENCY TRANSACTIONS

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Euros in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds segregate appropriate liquid assets with their custodian to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, or will hold other instruments, such as currency options, sufficient to "cover" the Portfolio's obligation under the forward contract.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain, Sweden & the United Kindom are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. Each participating country has phased in use of the Euro for major financial transactions. In addition, each participating country will have begun using the Euro for currency transactions by July 1, 2002. The euro could adversely affect the value of securities held by a Portfolio because there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary policies of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

The Portfolio will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies; and

     o Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

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

     o Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Portfolio may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks that are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Portfolio purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation associated with a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Portfolio will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Portfolio's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years from the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Portfolio may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Portfolio does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

ASSET-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK. This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Portfolio. If left unattended, drifts in the average maturity of a Portfolio can have the unintended effect of increasing or reducing the effective duration of the Portfolio, which may adversely affect the expected performance of the Portfolio.

EXTENSION RISK. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

CREDIT RATING. Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Portfolios currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Credit Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Portfolio buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Portfolio (other than Stable Value Portfolio) may invest in securities of any rating, or which are unrated or rated under a different system.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

SECURITIES LENDING

A Portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Portfolio lends its securities, it will follow the following guidelines:

     o The borrower must provide collateral at least equal to the market value of the securities loaned;

     o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     o    The Portfolio must be able to terminate the loan at any time;

     o The Portfolio must receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments); and

     o The Portfolio must determine that the borrower is an acceptable credit risk.

The risks of securities lending are similar to the ones involved with repurchase agreements. When a Portfolio lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Portfolio could:

     o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     o    Experience delays in recovering its securities.

The Portfolios currently do not intend to engage in securities lending.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. A Portfolio will segregate cash or other liquid assets with the Custodian in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when a Portfolio sells a security it does not own. To sell a security short, a Portfolio must borrow the security from someone else to deliver it to the buyer. The Portfolio then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Portfolio repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Portfolio typically sells securities short to take advantage of an anticipated decline in prices. A Portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Likewise, a Portfolio can profit if the price of the security declines between those dates.

To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. A Portfolio will incur transaction costs in effecting short sales. A Portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, a Portfolio may engage in short sales "against the box." In a short sale against the box, a Portfolio agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Portfolio typically engages in short sales against the box to protect a profit in a security it already owns. A Portfolio will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  A Portfolio will not short sell a security if:

     o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Portfolio's net assets;

     o The market value of the securities of any single issuer that have been sold short by a Portfolio would exceed two percent (2%) of the value of a Portfolio's net assets; and

     o Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WRAPPER AGREEMENTS

Wrapper agreements are used in order to stabilize the NAV of the Stable Value Portfolio. Each wrapper agreement obligates the wrapper provider to maintain the "book value" of a portion of the Portfolio's assets (covered assets) up to a specified maximum dollar amount, upon the occurrence of certain specified events. Generally, the book value of the covered assets is their purchase price plus interest on the covered assets accreted at a rate specified in the wrapper agreement (crediting rate) less an adjustment to reflect any defaulted securities. The crediting rate used in computing book value is calculated by a formula specified in the wrapper agreement and is adjusted periodically. In the case of wrapper agreements purchased by the Portfolio, the crediting rate is the actual interest earned on the covered assets, plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of the covered assets. As a result, while the crediting rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the covered assets. The crediting rate may also be impacted by defaulted securities and by increases and decreases of the amount of covered assets as a result of contributions and withdrawals tied to the purchase and redemption of shares. In no event will the crediting rate fall below zero percent under the wrapper agreements entered into by the Portfolio.

Wrapper providers are banks, insurance companies and other financial institutions. The fee payable for wrapper agreements is typically 0.10% to 0.30% per dollar of covered assets per annum.

Generally, under the terms of a wrapper agreement, if the market value (plus accrued interest on the underlying securities) of the covered assets is less than their book value at the time the covered assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of shares by Individual Retirement Account owners, the wrapper provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the wrapper provider if it is necessary for the Portfolio to liquidate covered assets at a price above their book value in order to make withdrawal payments. (Withdrawals generally will arise when the Portfolio must pay shareholders who redeem shares.) Because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the Portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified by the Adviser in the wrapper agreement. Thus, the Portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation.

The terms of the wrapper agreements vary concerning when these payments must actually be made between the Portfolio and the wrapper provider. In some cases, payments may be due upon disposition of covered assets; other wrapper agreements provide for settlement of payments only upon termination of the wrapper agreement or total liquidation of the covered assets.

The Portfolio expects that the use of wrapper agreements will under most circumstances permit it to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the Portfolio less the expenses of the Portfolio. However, there can be no guarantee that the Portfolio will maintain a constant NAV or that any shareholder will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the wrapper agreements. For example, a default by the issuer of a Portfolio security or a wrapper provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the shares. The wrapper agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain wrapper agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with wrapper agreements should wrapper agreements become unavailable or should other conditions such as cost, in the Adviser's sole discretion, render their purchase inadvisable.

If, in the event of a default of a wrapper provider, the Portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could prevent the Portfolio from achieving its investment objective of maintaining a stable NAV. If the Board determines that a wrapper provider is unable to make payments when due, that Board may assign a fair value to the wrapper agreement that is less than the difference between the book value and the market value (plus accrued interest on the underlying securities) of the applicable covered assets and the Portfolio might be unable to maintain NAV stability.

Some wrapper agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments (liquidity reserve). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the liquidity reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the liquidity reserve. The obligation to maintain a liquidity reserve may result in a lower return for the Portfolio than if these assets were invested in longer-term debt securities.

Wrapper agreements may also require that the covered assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase wrapper agreements whose criteria in this regard are consistent with the Portfolio's investment objective and policies.

Wrapper agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities.

Wrapper agreements are structured with a number of different features. Wrapper agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the wrapper agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of wrapper agreements depending upon their respective cost to the Portfolio and the wrapper provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating wrapper agreements of open-end maturity.

TYPES OF WRAPPER AGREEMENTS

NON-PARTICIPATING WRAPPER AGREEMENT. Under a non-participating wrapper agreement, the wrapper provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells covered assets at a price below book value to meet withdrawals of a type covered by the wrapper agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the wrapper provider whenever the Portfolio sells covered assets at a price above their book value in response to a Benefit Event. In neither case is the crediting rate adjusted at the time of the Benefit Event. Accordingly, under this type of wrapper agreement, while the Portfolio is protected against decreases in the market value of the covered assets below book value, it does not realize increases in the market value of the covered assets above book value; those increases are realized by the wrapper providers.

PARTICIPATING WRAPPER AGREEMENT. Under a participating wrapper agreement, the obligation of the wrapper provider or the Portfolio to make payments to each other typically does not arise until all of the covered assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the crediting rate.

HYBRID WRAPPER AGREEMENT. Under a hybrid wrapper agreement, the obligation of the wrapper provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the covered assets, after which time payment covering the difference between market value and book value will occur. For example, a 50/50 hybrid wrap on $100 million of securities would provide for a participating wrapper be in place for the first $50 million of withdrawals which might lead to adjustments in the crediting rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the crediting rate.

FIXED-MATURITY WRAPPER AGREEMENT. A fixed-maturity wrapper agreement terminates at a specified date, at which time settlement of any difference between book value and market value of the covered assets occurs. A fixed-maturity wrapper agreement tends to ensure that the covered assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the covered assets to the remaining life of the wrapper agreement.

EVERGREEN WRAPPER AGREEMENT. An evergreen wrapper agreement has no fixed maturity date on which payment must be made, and the rate of return on the covered assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity wrapper agreement, the rate of return on assets covered by an evergreen wrapper agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An Evergreen wrapper agreement may be converted into a fixed-maturity wrapper agreement that will mature in the number of years equal to the duration of the covered assets.

ADDITIONAL RISKS OF WRAPPER AGREEMENTS

In the event of the default of a wrapper provider, the Portfolio could potentially lose the book value protections provided by the wrapper agreements with that wrapper provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the covered assets thereunder is greater than their book value at the time of the default, because the wrapper provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another wrapper agreement from another wrapper provider to provide book value protections with respect to those covered assets. The cost of the replacement wrapper agreement might be higher than the initial wrapper agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those covered assets is less than their book value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting wrapper provider. If the Portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could prevent the Portfolio from achieving its investment objective of seeking to maintain a stable NAV.

With respect to payments made under the wrapper agreements between the Portfolio and the wrapper provider, some wrapper agreements, as noted in the Portfolio's prospectus, provide that payments may be due upon disposition of the covered assets, while others provide for payment only upon the total liquidation of the covered assets or upon termination of the wrapper agreement. In none of these cases, however, would the terms of the wrapper agreements specify which Portfolio securities are to be disposed of or liquidated. Moreover, because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the Portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation. Under the terms of most wrapper agreements, the wrapper provider will have the right to terminate the wrapper agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the wrapper provider termination fees. The Portfolio will have the right to terminate a wrapper agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a wrapper agreement or conversion of an Evergreen Wrapper Agreement to a fixed maturity, some wrapper agreements may require that the duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio.

INTERFUND LOANS

Each Portfolio may lend uninvested cash up to 15% of its net assets to other PBHG Funds and PBHG Insurance Series Funds portfolios advised by Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter Advised Funds") and each Portfolio may borrow from other Pilgrim Baxter Advised Funds to the extent permitted under such Portfolio's investment restrictions. If a Portfolio has borrowed from other Pilgrim Baxter Advised Funds and has aggregate borrowings from all sources that exceed 10% of such Portfolio's total assets, such Portfolio will secure all of its loans from other Pilgrim Baxter Advised Funds. The ability of a Portfolio to lend its securities to other Pilgrim Baxter Advised Funds is subject to certain other terms and conditions.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by a majority vote of a Portfolio's shareholders. A majority vote of a Portfolio's shareholders is defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of (i) 67% or more of the voting securities of the

Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission and any exemptive order or similar relief granted to a Portfolio.

1. Each Portfolio, other than PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, is a "diversified company" as defined in the 1940 Act. This means that a Portfolio will not purchase the securities of any issuer, if as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio, including PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Portfolio may not underwrite the securities of other issuers. This restriction does not prevent a Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

4. A Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     Please refer to Non-Fundamental Investment Restriction number 4 for further information. In addition, because PBHG Technology & Communications Portfolio has an investment policy to concentrate its investments in the group of industries within the technology and communications sector, this restriction does not apply to that Portfolio.

5. A Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Portfolio may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Portfolio.

     Please refer to Non-Fundamental Investment Restriction number 7 for further information.

Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio also has adopted certain Non-Fundamental Investment Restrictions. A Non-Fundamental Investment Restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Pilgrim Baxter Advised Portfolio." This term means other investment companies and their series portfolios that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment adviser.

1. A Portfolio may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, each Portfolio, (other than PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio) will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Portfolio may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Portfolio may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Portfolios may rely. A Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Portfolio may not purchase additional securities when borrowings exceed 5% of the Portfolio's total assets.

4. In complying with the fundamental restriction regarding industry concentration, a Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

5. In complying with the fundamental restriction with regard to making loans, a Portfolio may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Portfolios may rely.

6. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Portfolio may not invest all if its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

     Each Portfolio, including the PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market Portfolios, if any, and lend money to other Pilgrim Baxter Advised Portfolios, subject to the terms and conditions of any exemptive orders issued by the SEC.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Portfolio.

     All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

Each of the Large Cap Growth, Mid-Cap, Select 20 Portfolio, Small Cap Growth, Small Cap and Technology & Communications Portfolios has a non-fundamental policy that states under normal conditions, it will invest at least 80% of net assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Portfolio will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

SENIOR SECURITIES

The term "senior security," as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of market turbulence and decline during periods of stable markets. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The changes in the Portfolio's turnover rates are the result of changes in their trading activity.

Please see the Financial Highlights tables in the Prospectus for each Portfolio's turnover rates.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company managed by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087

--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*

--------------------------------------------------------------------------------------------------------------------------
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
NAME, ADDRESS,        POSITION        TERM OF         PRINCIPAL OCCUPATION(S)     NUMBER OF          OTHER DIRECTORSHIPS
AND AGE              HELD WITH      OFFICE* AND         DURING PAST 5 YEARS       PORTFOLIOS IN      HELD BY TRUSTEE
                     THE TRUST    LENGTH OF TIME                                  THE PBHG FUND
                                      SERVED                                      FAMILY COMPLEX
                                                                                  OVERSEEN BY
                                                                                  TRUSTEE
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
John R.             Chairman of   Trustee since    Chief Financial Officer, The   26                 Director, The
Bartholdson          the Board    1997             Triumph Group, Inc.                               Triumph Group, Inc.
 (59)               and lead                       (manufacturing) since 1992.                       since 1992.
                    independent                                                                      Trustee, PBHG
                    Trustee                                                                          Funds, since 1997.
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
Jettie M. Edwards   Trustee       Trustee since    Consultant, Syrus Associates   26                 Trustee, Provident
 (57)                             1997             (business and marketing                           Investment Counsel
                                                   consulting firm)                                  Trust (investment
                                                   1986-2002.                                        company, 5
                                                                                                     portfolios) since
                                                                                                     1992, Trustee, EQ
                                                                                                     Advisors Trust
                                                                                                     (investment company
                                                                                                     - 37 portfolios)
                                                                                                     since 1997.
                                                                                                     Trustee, PBHG
                                                                                                     Funds, since 1997.
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------
Albert A. Miller    Trustee       Trustee since    Senior Vice President,         26                 Trustee, PBHG
 (69)                             1997             Cherry & Webb, CWT Specialty                      Funds, since 1997.
                                                   Stores 1995 - 2000, Advisor
                                                   and Secretary, the
                                                   Underwoman Shoppes Inc.
                                                   (retail clothing stores),
                                                   1980 - 2002. Merchandising
                                                   Group Vice President, R.H.
                                                   Macy & Co. (retail
                                                   department stores),
                                                   1958-1995. Retired.
------------------- ------------- ---------------- ------------------------------ ------------------ ---------------------


*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

----------------------------------------------------------------------------------------------------------------------------
OFFICERS*

----------------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
NAME, ADDRESS, AND AGE      POSITION HELD    TERM OF OFFICE* AND LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5
                            WITH THE FUND                  SERVED                                   YEARS
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
David J. Bullock              President     President since 2003                   President and Director
(48)                                                                               Pilgrim Baxter & Associates,
                                                                                   Ltd. since July 2003. Chief
                                                                                   Executive Officer, Pilgrim Baxter &
                                                                                   Associates, Ltd.; Trustee, PBHG
                                                                                   Fund Distributors, PBHG Shareholder
                                                                                   Services and PBHG Fund Services
                                                                                   since November 2003. President,
                                                                                   PBHG Funds since November 2003.
                                                                                   Chief Operating Officer, Pilgrim
                                                                                   Baxter & Associates, Ltd.
                                                                                   July 2003 - March 2004.
                                                                                   President and Chief Executive
                                                                                   Officer, Transamerica Capital, Inc.
                                                                                   1998-2003.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
Lee T. Cummings              Treasurer,     Treasurer, Chief Financial Officer,    Vice President, Pilgrim Baxter &
 (40)                           Chief       Controller since 1997                  Associates, Ltd. since 2001 and
                              Financial                                            Sales and Marketing Director, Pilgrim Baxter &
                              Officer,                                             Associates, Ltd. since 2004. President, PBHG
                             Controller                                            Fund Services since December 1998. Treasurer,
                                                                                   Chief Financial Officer and Controller, PBHG
                                                                                   Funds since March 1997. President, PBHG
                                                                                   Shareholder Services, Inc. since 2001.
                                                                                   President, PBHG Fund Distributors 1999 - 2003.
                                                                                   Vice President, PBHG Fund Distributors since
                                                                                   March 2003. Treasurer, PBHG Fund Services,
                                                                                   1996-1999. Director of Mutual Fund
                                                                                   Operations, Pilgrim Baxter &
                                                                                   Associates, Ltd., 1996-2001.

-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
John M. Zerr               Vice President   Vice President and Secretary since     Chief Operating Officer, Pilgrim Baxter &
 (42)                       and Secretary   1997                                   Associates, Ltd. since March 2004. Senior Vice
                                                                                   President, Pilgrim Baxter & Associates, Ltd.,
                                                                                   since January 2001. General Counsel and
                                                                                   Secretary, Pilgrim Baxter & Associates, Ltd.,
                                                                                   since November 1996. Vice President and
                                                                                   Secretary, PBHG Funds since March 1997.
                                                                                   General Counsel and Secretary, Pilgrim
                                                                                   Baxter Value Investors, Inc.,
                                                                                   1996-2002. General Counsel and
                                                                                   Secretary, PBHG Shareholder Services,
                                                                                   since June 2001. General Counsel and
                                                                                   Secretary, PBHG Fund Services and PBHG
                                                                                   Fund Distributors since January 1998.

----------------------------------------------------------------------------------------------------------------------------
OFFICERS*

----------------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
NAME, ADDRESS, AND AGE      POSITION HELD    TERM OF OFFICE* AND LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5
                            WITH THE FUND                  SERVED                                   YEARS
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
Robert E. Putney, III      Vice President   Vice President and Assistant           Vice President and Assistant Secretary,
 (43)                       and Assistant   Secretary since 2002                   PBHG Funds since March 2002. Vice
                              Secretary                                            President, Deputy General Counsel and
                                                                                   Assistant Secretary, Pilgrim Baxter &
                                                                                   Associates, Ltd., PBHG Fund
                                                                                   Distributors and PBHG Fund Services
                                                                                   since January 2004. Vice President,
                                                                                   Senior Legal Counsel and Assistant
                                                                                   Secretary, Pilgrim Baxter & Associates,
                                                                                   Ltd., PBHG Fund Distributors and PBHG
                                                                                   Fund Services 2001-2004. Senior Counsel
                                                                                   and Assistant Secretary, Pilgrim Baxter
                                                                                   Value Investors, Inc., 2001-2002.
                                                                                   Director and Senior Counsel, Merrill
                                                                                   Lynch Investment Managers, L.P. and
                                                                                   Princeton Administrators, L.P. from September
                                                                                   1997 until December 2001 and holding various
                                                                                   other positions with these companies from 1991
                                                                                   to 1997; Secretary of various
                                                                                   Merrill Lynch and Mercury open-end
                                                                                   funds, as well as Somerset Exchange
                                                                                   Fund and The Europe Fund, Inc., until
                                                                                   December 2001.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
Brian C. Dillon            Vice President   Vice President since 2001              Vice President and Chief Compliance
 (40)                                                                              Officer, Pilgrim Baxter & Associates,
                                                                                   Ltd. since April 2001. Chief
                                                                                   Compliance Officer PBHG Fund
                                                                                   Services and PBHG Shareholder
                                                                                   Services and Registered Principal,
                                                                                   PBHG Fund Distributors since April
                                                                                   2001. Vice President, PBHG
                                                                                   Insurance Series Fund, since April
                                                                                   2001. Chief Compliance Officer,
                                                                                   Pilgrim Baxter Value Investors,
                                                                                   Inc., 2001-2002. Chief Compliance
                                                                                   Officer, Pilgrim Baxter Private
                                                                                   Equity Advisor, 2001-2003. Vice
                                                                                   President and Deputy Compliance
                                                                                   Director, Delaware Investments,
                                                                                   1995-2001.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
Stephen F. Panner             Assistant     Assistant Treasurer                    Fund Administration Manager, Pilgrim
 (33)                         Treasurer     Since 2000                             Baxter & Associates, Ltd. since
                                                                                   February 2000.  Assistant Treasurer,
                                                                                   PBHG Funds, since December 2000. Fund
                                                                                   Accounting Manager, SEI Investments
                                                                                   Mutual Fund Services, 1997-2000.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
William P. Schanne            Assistant     Assistant Treasurer                    Fund Administration Associate, Pilgrim
 (31)                         Treasurer     Since 2001                             Baxter & Associates, Ltd. since August
                                                                                   2001. Assistant Treasurer, PBHG
                                                                                   Funds since December 2001. Fund
                                                                                   Accounting Supervisor, PFPC, Inc.,
                                                                                   1999-2001. Fund Accountant, PFPC,
                                                                                   Inc., 1998-1999.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------

----------------------------------------------------------------------------------------------------------------------------
OFFICERS*

----------------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
NAME, ADDRESS, AND AGE      POSITION HELD    TERM OF OFFICE* AND LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5
                            WITH THE FUND                  SERVED                                   YEARS
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
John C. Munch              Vice President   Vice President and Assistant           Vice President and Assistant Secretary
One Freedom Valley Drive    and Assistant   Secretary since 2002                   of SEI Investments Global Funds
Oaks, PA 19456                Secretary                                            Services and SEI Investments
(32)                                                                               Distribution Co. since November 2001.
                                                                                   Vice President and Assistant Secretary,
                                                                                   PBHG Funds since September 2002.
                                                                                   Associate, Howard, Rice, Nemerovski,
                                                                                   Canady, Falk & Rabkin, 1998-2001.
-------------------------- ---------------- -------------------------------------- -----------------------------------------
-------------------------- ---------------- -------------------------------------- -----------------------------------------
Timothy D. Barto           Vice President   Vice President and Assistant           Vice President and Assistant Secretary
One Freedom Valley Road    and Assistant    Secretary since 1999                   of SEI Investments Co. and Vice
Oaks, PA 19456             Secretary                                               President and Assistant Secretary of
(35)                                                                               SEI Investments Mutual Fund Services
                                                                                   and SEI Investments Distribution Co.
                                                                                   since November 1999. Vice President and
                                                                                   Assistant Secretary, PBHG Funds since
                                                                                   April 2000.
-------------------------- ---------------- -------------------------------------- -----------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

         The Trustees of the Trust are responsible for major decisions relating to each Portfolio's investment goal, policies, strategies and techniques. The Trustees also supervise the operations of the Trust by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to the Trust. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of the Trust. The Nominating and Compensation Committee selects and nominates those persons for membership on the Trust's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of the Trust and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of the Trust with legal advice as needed. During the Trust's fiscal year ended December 31, 2003, the Nominating and Compensation Committee held one meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for the Trust, monitoring the Trust's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire Trust's Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During Trust's fiscal year ended December 31, 2003, the Audit Committee held two meetings.

The table below provides each Trustee's ownership of shares of each Portfolio and of all funds advised by Pilgrim Baxter as of December 31, 2003.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------- ------------------------------------------------------
NAME OF TRUSTEE                   DOLLAR RANGE OF EQUITY       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               SECURITIES IN THE PORTFOLIOS    REGISTERED INVESTMENT COMPANIES IN THE PBHG FAMILY
                                                                          COMPLEX OVERSEEN BY TRUSTEES
----------------------------- ------------------------------- ------------------------------------------------------
----------------------------- ------------------------------- ------------------------------------------------------
John R. Bartholdson           None                            $10,000 - $50,000

----------------------------- ------------------------------- ------------------------------------------------------
----------------------------- ------------------------------- ------------------------------------------------------

Jettie M. Edwards             None                            $50,000 - $100,000

----------------------------- ------------------------------- ------------------------------------------------------
----------------------------- ------------------------------- ------------------------------------------------------

Albert A. Miller              None                            Over $100,000

----------------------------- ------------------------------- ------------------------------------------------------

Each current Trustee of the Trust received the following compensation during the fiscal year ended December 31, 2003:

================================= ==================== ================== ================= ======================

                                                       PENSION OR                           TOTAL
                                                       RETIREMENT                           COMPENSATION
                                  AGGREGATE            BENEFITS           ESTIMATED         FROM TRUST
                                  COMPENSATION         ACCRUED AS PART    ANNUAL            AND TRUST
NAME OF PERSON,                   FROM                 OF TRUST           BENEFITS UPON     COMPLEX
POSITION                          TRUST                EXPENSES           RETIREMENT        PAID TO TRUSTEES*
--------------------------------- -------------------- ------------------ ----------------- ----------------------
--------------------------------- -------------------- ------------------ ----------------- ----------------------

John R. Bartholdson,                    $32,900               N/A               N/A                $94,000
Trustee                                                                                      for services on two
                                                                                                   boards
--------------------------------- -------------------- ------------------ ----------------- ----------------------
--------------------------------- -------------------- ------------------ ----------------- ----------------------

Jettie M. Edwards,                      $32,900               N/A               N/A                $94,000
Trustee                                                                                      for services on two
                                                                                                   boards
--------------------------------- -------------------- ------------------ ----------------- ----------------------
--------------------------------- -------------------- ------------------ ----------------- ----------------------

Albert A. Miller,                       $32,900               N/A               N/A                $94,000
Trustee                                                                                      for services on two
                                                                                                   boards
--------------------------------- -------------------- ------------------ ----------------- ----------------------

* Trust Complex means the Trust and PBHG Funds.

CODES OF ETHICS
The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to trading activity by, the Portfolios. Each Code of Ethics allows trades to be made in securities that may be held by the Portfolio; however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                             5% AND 25% SHAREHOLDERS

As of April 13, 2004, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. Any record owner of more than 25% of the shares of a Portfolio may be deemed a controlling person of that Portfolio. The percent of each Portfolio's shares owned by all officers and Trustees of the Trust as a group is less than 1 percent of the outstanding shares of each such Portfolio. The Trust believes that most of the shares referred to below were held by the persons indicated in the insurance company separate accounts for the benefit of contract owners or policyholders of variable insurance contracts.

                            PBHG GROWTH II PORTFOLIO

Fidelity Investments Life Insurance Co.                                  53.48%
82 Devonshire Street #H4C
Boston, MA  02109-3614

GE Life & Annuity Assurance Co.                                          22.77%
6610 W. Broad Street
Richmond, VA  23230-1702
American United Life Ins Company                                          6.48%
PO Box 1995
Indianapolis, IN  46206-9102
Annuity Investors Life Ins Co                                             5.92%
250 E Fifth Street
Cincinnati, OH 45202-4119
Empire Fidelity Investments Life Insurance Co.                            5.61%
82 Devonshire Street #H4C
Boston, MA 02109-3605
                         PBHG LARGE CAP GROWTH PORTFOLIO
GE Life & Annuity Assurance Co                                           61.96%
Attn: Variable Accounting
6610 W. Broad Street
Richmond, VA  23230-1702

Annuity Investors Life Insurance Co.                                     29.42%
250 E. Fifth Street
Cincinnati, OH 45202-4119

Great West Life & Annuity                                                 6.47%
Insurance Company
Attn: Investment Division
8515 E Orchard Rd  #2T2
Englewood,  CO  80111-5002
                            PBHG SMALL CAP PORTFOLIO
Fidelity Investments Life Insurance Co.                                  92.49%
82 Devonshire Street #H4C
Boston, MA  02109-3614

Empire Fidelity Investments Life Insurance Company                        7.44%
82 Devonshire Street #H4C
Boston, MA 02109-3605
                             PBHG MID-CAP PORTFOLIO
MONY Life Insurance Company of America                                   53.67%
MONY Variable Account A-VA
The MONY Group
1740 Broadway MD 6-36
New York,  NY  10019-4315

Annuity Investors Life Insurance Co.                                     33.93%
250 E. Fifth Street
Cincinnati, OH 45202-4119

MONY Life Insurance Co.                                                   6.68%
MONY Variable Account A-VA
The MONY Group
1740 Broadway MD 6-36
New York,  NY  10019-4315

                           PBHG SELECT VALUE PORTFOLIO
Fidelity Investments Life Insurance Co.                                  78.86%
82 Devonshire Street #H4C
Boston, MA  02109-3614
Empire Fidelity Investments Life Insurance Company                        7.26%
82 Devonshire Street #H4C
Boston, MA 02109-3605
Annuity Investors Life Insurance Co.                                      6.25%
250 E. Fifth Street
Cincinnati, OH 45202-4119
MONY Life Insurance Co. of America                                        6.03%
MONY Variable Account A-VA
The MONY Group
1740 Broadway MD 6-36
New York,  NY  10019-4315


                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Fidelity Investments Life Insurance Co.                                  71.50%
82 Devonshire Street #H4C
Boston, MA  02109-3614
Annuity Investors Life Insurance Co.                                     12.46%
250 E. Fifth Street
Cincinnati, OH 45202-4119

Empire Fidelity Investments Life Insurance Company                        6.77%
82 Devonshire Street #H4C
Boston, MA 02109-3605
                            PBHG SELECT 20 PORTFOLIO

Fidelity Investments Life Insurance Co.                                  89.62%
82 Devonshire Street #H4C
Boston, MA  02109-3614

Empire Fidelity Investments Life Insurance Co.                             9.61%
82 Devonshire Street #H4C
Boston, MA 02109-3605
                           SMALL CAP GROWTH PORTFOLIO
First Variable Life Insurance Co.                                          100%
P.O. Box 830765
Birmingham, AL 35283-0765


                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Trust or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

As a result of a tender offer and merger, Old Mutual plc ("Old Mutual") became the ultimate parent company of Pilgrim Baxter. Pilgrim Baxter is now an indirect wholly owned subsidiary of Old Mutual. Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkeley Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Funds, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Funds. The Adviser currently has discretionary management authority with respect to over $8.6 billion in assets as of December 31, 2003. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Trustees. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust.

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Portfolio's average daily net assets, 0.85% of each of the Growth II, Small Cap Growth, Technology & Communications, Mid-Cap, and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets, 0.65% of the Select Value Portfolio's average daily net assets, and 0.60% of the Stable Value Portfolio's average daily net assets.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 2004 with the Trust with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Growth II, Small Cap Growth, Small Cap, Mid-Cap, Technology & Communications, Select 20 and Stable Value Portfolios; 1.10% of the average daily net assets of the Large Cap Growth Portfolio; and 1.00% of the average daily net assets of the Select Value Portfolio. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which a Portfolio's assets are greater than $75 million and its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Trustees may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2003.

For the fiscal years ended December 31, 2001, 2002 and 2003, the Portfolios (other than Stable Value Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid and the Adviser waived the following advisory fees:


=========================== =============================================== ============================================

Portfolio                                     Fees Paid                                     Fees Waived
                                                                                        Expenses Reimbursed
                            --------------- --------------- --------------- --------------- -------------- -------------

                                 2001            2002            2003            2001           2002           2003
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Growth II Portfolio            $1,824,841       $882,035        $665,377          $0             $0             $0

--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Large Cap Growth Portfolio     $461,991        $287,543        $218,521           $0             $0             $0

--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Mid-Cap Portfolio              $15,757         $77,276         $173,280        $19,497+        $24,265        $6,007

--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Select 20 Portfolio           $3,510,064      $1,800,791      $1,423,709          $0             $0             $0

--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
 Select Value Portfolio       $1,824,140      $1,405,982       $762,179           $0             $0             $0

--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Small Cap Growth
Portfolio 1                   $16,218         $53,526         $41,901         $26,753++        $30,454       $29,254
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
                              $3,465,459      $3,562,904      $2,510,884       $16,641         $68,331       $108,409
Small Cap Portfolio
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------

=========================== =============================================== ============================================

Portfolio                                     Fees Paid                                     Fees Waived
                                                                                        Expenses Reimbursed
                            --------------- --------------- --------------- --------------- -------------- -------------

                                 2001            2002            2003            2001           2002           2003
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
--------------------------- --------------- --------------- --------------- --------------- -------------- -------------
Technology &                  $5,540,504      $2,301,372      $1,684,154          $0             $0             $0
Communications Portfolio
=========================== =============== =============== =============== =============== ============== =============

 1 The 2001 period is calculated from April 30, 2001 (commencement of operations) through December 31, 2001.

 + Includes $15,757 in waived fees and $3,740 in reimbursed expenses. ++ Includes $16,218 in waived fees and $10,535 in reimbursed expenses.

                                 THE SUB-ADVISER

DWIGHT ASSET MANAGEMENT COMPANY

The Trust, on behalf of the PBHG Stable Value Portfolio, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Dwight. The Sub-Advisory Agreement provides certain limitations on Dwight's liability, but also provides that Dwight shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Dwight to: (i) manage the investment operations of the Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitations;
(ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Dwight at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Portfolio, Dwight is entitled to receive a fee from Pilgrim Baxter equal to, on an annual basis, 50% of all management fees paid to Pilgrim Baxter (net of any fee waivers, reimbursements and alliance fees).

A team of investment professionals is primarily responsible for the day-to-day management of the PBHG Stable Value Portfolio. Listed below are the investment professionals of the Sub-Adviser that comprise the team and a description of their business experience during the past five years.

Name and Title                                                   Experience
------------------------------- ----------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------------------
David T. Kilborn, Head of       Mr. Kilborn has 13 years of investment experience, with 8 years of stable
Fixed Income                    value investment experience since joining Dwight in 1995. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital
                                Markets, HSBC and Chemical Bank.  He received his B.A. from Trinity
                                College.  Mr. Kilborn is a Chartered Financial Analyst.
------------------------------- ----------------------------------------------------------------------------
Ronald W. Heath, Senior Vice    Mr. Heath has 14 years of investment experience, and 11 years of stable
President, Portfolio            value investment experience.  Prior to joining Dwight, he was a Portfolio
Management                      Manager for Morley Capital Management and a Financial and Management
                                consultant for Anderson Consulting.  He received his B.A. and M.B.A. from the University of Oregon.
------------------------------- ----------------------------------------------------------------------------
Andrew D. Beaumier,             Mr. Beaumier has 9 years of accounting and public/private compliance
Assistant Vice President,       experience and 5 years stable value investment experience since joining
Portfolio Management            Dwight in 1998.  Prior to that time, he was an accountant for Banknorth
                                Group, Inc.  He received his B.S. from Lyndon State College.
------------------------------- ----------------------------------------------------------------------------


APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT:
In approving the investment advisory agreement for Growth II, Large Cap Growth, Mid-Cap, Select 20, Select Value, Small Cap and Technology & Communications Portfolios, the Board of Trustees considered various matters relating to Old Mutual plc acquiring the outstanding common stock of United Asset Management, the parent company of the Portfolios' investment adviser, Pilgrim Baxter & Associates, Ltd. including the following: Old Mutual's financial strength and asset management experience; Old Mutual's commitment to retain Pilgrim Baxter's existing corporate structure and management team, the terms of new arrangements with Pilgrim Baxter's principals, the fact that there would be no changes to the Portfolios' advisory fees and no material differences in the Portfolio' expense limitation arrangements, the fact that there would be no unfair burden, as defined in the 1940 Act, imposed on the Portfolios' as a result of Old Mutual acquiring UAM, the qualifications of the Pilgrim Baxter and the importance of maintaining continuity of Fund management. In addition, the Trustees considered information they regularly consider when determining whether to continue a particular Portfolio's investment advisory and sub-advisory agreements from year to year, which is discussed below. In approving the investment advisory agreement for the Small Cap Growth and Stable Value Portfolios, the Trustees also considered the following information. This information includes, among other things: the qualifications of the professional staff, resources and investment process of Pilgrim Baxter and the Sub-Adviser; the terms of each investment advisory and sub-advisory agreement, the scope and quality of the services that Pilgrim Baxter and the Sub-Adviser provides to the Portfolios, the investment performance of each Portfolio (if applicable) and of comparable funds managed by other advisers over various periods, the advisory rates payable by the Portfolios and Pilgrim Baxter and by other funds and client accounts managed by Pilgrim Baxter and the Sub-Adviser and payable by comparable funds managed by other advisers, including potential fall-out benefits to Pilgrim Baxter; each Portfolio's total expense ratio and expense limitation agreement and the total expense ratios of comparable funds managed by other advisers; and the profitability and financial condition of Pilgrim Baxter and the Sub-Adviser.

                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated May 1, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity. The Distributor's principal business address is 1400 Liberty Ridge Drive, Wayne, PA 19087. Prior to May 1, 2001, SEI served as principal underwriter for the Trust. SEI received no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on January 25, 2001, pursuant to which the Administrator oversees the administration of the business and affairs of the Trust, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio of the Trust. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into an amended and restated Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 1, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at the greater of an annual rate based on the combined average daily net assets of the Trust and PBHG Funds calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion or an annual rate of $50,000 per Portfolio in the Trust and PBHG Funds. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2004, subject to certain termination provisions. The

Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

Prior to January 1, 2001, the Sub-Administrator assisted the Administrator in connection with the administration of the business and affairs of the Trust pursuant to a Sub-Administration Services Agreement dated April 1, 1997, as amended (the "Former Agreement"). The Sub-Administrator's duties under the Former Agreement were substantially similar to its duties under the current Sub-Administration Agreement. Effective January 1, 2001, the Administrator paid the Sub-Administrator fees under the Former Agreement at the annual rate noted in the previous paragraph. Prior to January 1, 2001, the Administrator paid the Sub-Administrator fees at the annual rate based on the combined average daily net assets of the Trust and The PBHG Funds, Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

For the fiscal years ended December 31, 2001, 2002 and 2003, the Portfolios (other than Stable Value Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid and the Administrator waived the following administration fees:

------------------------------------ -------------------------------------------- -----------------------------------------
                                                      FEES PAID                                 FEES WAIVED
  PORTFOLIO
                                     --------------- ------------- -------------- ------------- ------------- -------------
                                          2001           2002          2003           2001          2002          2003
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
Growth II Portfolio                      $322,031       $159,032      $117,419          $0            $0            $0

------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

Large Cap Growth Portfolio              $92,398        $57,508        $43,704          $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

Mid-Cap Portfolio                         $2,781        $13,637        $30,579       $2,781          $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

Select 20 Portfolio                      $619,423       $317,786      $251,243         $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

 Select Value Portfolio                  $420,955       $324,457      $175,887         $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

Small Cap Growth Portfolio 1              $2,862         $9,446        $7,394          $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

Small Cap Portfolio                      $519,819       $534,435      $376,633         $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------
Technology & Communications
Portfolio                                $977,736       $406,124      $297,204         $0            $0            $0
------------------------------------ --------------- ------------- -------------- ------------- ------------- -------------

1 The 2001 period is calculated from April 30, 2001 (commencement of operations) through December 31, 2001.

                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc. ("DST"), P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. Prior to October 1, 2000, PBHG Fund Services served as shareholder servicing agent of the Trust. PBHG Fund Services had, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, and provided services to the Trust pursuant to a sub-shareholder servicing agreement. UAM SSC received no fees directly from the Portfolios. Effective the close of business September 30, 2000, the shareholder servicing agreement with PBHG Fund Services and the sub-shareholder servicing agreement with UAM SSC were terminated. Effective October 1, 2000, the Trust entered into a materially similar shareholder servicing agreement with DST.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request.

CUSTODIAN

Wachovia Bank, National Association (formerly named First Union National Bank) ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT AUDITORS

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Trust. PricewaterhouseCoopers LLP serves as the independent auditors of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser (or Sub-Adviser, if applicable) is authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Adviser (or Sub-Adviser, if applicable) will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser (or Sub-Adviser, if applicable) generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser (or Sub-Adviser, if applicable) seeks to select brokers or dealers that offer the Portfolios best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser (or Sub-Adviser, if applicable) may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Adviser (or Sub-Adviser, if applicable) expects normally to seek to select primary market makers.

The Adviser (or Sub-Adviser, if applicable) may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser (or Sub-Adviser). These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser (or Sub-Adviser, if applicable) will be in addition to and not in lieu of the services required to be performed by the Adviser (or Sub-Adviser, if applicable) under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser (or Sub-Adviser, if applicable), the Portfolios or other accounts managed by the Adviser (or Sub-Adviser, if applicable) will be benefited by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser (or Sub-Adviser, if applicable) will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser (or Sub-Adviser, if applicable) will find all of such services of value in advising the Portfolios.

The Adviser (or Sub-Adviser, if applicable) is permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, the services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Portfolios may request that the Adviser (or Sub-Adviser, if applicable) direct the Portfolios' brokerage to offset certain expenses of the Portfolios. The Adviser (or Sub-Adviser, if applicable) attempts to fulfill directed brokerage subject to achieving best execution. Although the Adviser (or Sub-Adviser, if applicable) attempts to satisfy the Portfolios' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances the directed broker may not offer the lowest commission or commission equivalents rate. This may cause the Portfolios to pay a higher rate of commission than might otherwise have been available had the Adviser (or Sub-Adviser, if applicable) been able to choose the broker or dealer to be utilized.

By directing a portion of a portfolio's generated brokerage commissions, the Adviser (or Sub-Adviser, if applicable) may not be in a position to negotiate brokerage commissions or commission equivalents on the Portfolio's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser (or Sub-Adviser, if applicable). In cases where the Portfolios have instructed the Adviser (or Sub-Adviser, if applicable) to direct brokerage to a particular broker or dealer, orders for the Portfolios may be placed after brokerage orders for accounts that do not impose such restrictions.

The Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the

Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser (or Sub-Adviser, if applicable) may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Trust's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

During 2003, the Large Cap Growth, Small Cap, Mid-Cap and Select Value Portfolios each bought and sold securities of their regular broker-dealers. As of December 31, 2003, the Large Cap Growth Portfolio had a $315,936 position in Goldman Sachs Group, a $162,036 position in Morgan Stanley and a $353,340 position in Wells Fargo Company, the Mid-Cap Portfolio had a $410,824 position in Friedman, Billings and Ramsey Group, Inc. and the Select Value Portfolio had a $2,810,466 position in Citigroup Inc. and a $3,878,688 position in JP Morgan Chase & Company. No other Portfolios held any positions in such broker dealers as of December 31, 2003.

For the fiscal years ended December 31, 2001, 2002 and 2003, the Portfolios (other than Stable Value Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid brokerage fees as follows:

       ========================================= ==================== ===================== ====================
                                                   TOTAL AMOUNT OF      TOTAL AMOUNT OF       TOTAL AMOUNT OF
                                                      BROKERAGE            BROKERAGE             BROKERAGE
                                                   COMMISSIONS PAID     COMMISSIONS PAID      COMMISSIONS PAID
                                                       IN 2001              IN 2002               IN 2003
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Growth II Portfolio                            $210,852             $711,924*             $517,464
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Large Cap Growth Portfolio                    $110,933              $150,816              $71,521
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Small Cap Portfolio                           $1,296,854           $3,143,190*           $1,820,147
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Mid-Cap Portfolio                               $15,851             $82,112**             $134,098
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Select Value Portfolio                        $4,712,750            $3,900,764            $938,339
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Technology & Communications Portfolio         $2,022,450           $3,290,810*           $1,774,265
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Select 20 Portfolio                            $914,787              $889,012             $403,839
       ----------------------------------------- -------------------- --------------------- --------------------
       ----------------------------------------- -------------------- --------------------- --------------------
       Small Cap Growth Portfolio 1                    $1,995               $34,157               $18,964
       ========================================= ==================== ===================== ====================

     * The Growth II, Small Cap and Technology & Communications Portfolios paid higher brokerage commissions in 2002 than in prior periods. The increase was due primarily to a significant decrease in the asset levels of certain Portfolios.
     ** The Mid-Cap Portfolio paid higher brokerage commissions in 2002 than in prior periods. The increase was due primarily to a significant increase in the asset level of the Portfolio.

======================================= ======================= =======================
                                                                 Percent of aggregate
                                                                       amount of
                                           Percent of Total          transactions
                                         Amount of Brokerage     involving payment of
                                         Commissions Paid to      commissions to SEI
                                           SEI Investments           Investments
                                         Distribution Co. in      Distribution Co. in
                                               2001**                   2001**2
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------
Growth II Portfolio                     3%                      23%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Large Cap Growth Portfolio              1%                      26%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Small Cap Portfolio                     0%                      25%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Mid-Cap Portfolio                       0%                      7%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

 Select Value Portfolio                 0%                      30%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Technology & Communications Portfolio   1%                      38%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Select 20 Portfolio                     1%                      46%
--------------------------------------- ----------------------- -----------------------
--------------------------------------- ----------------------- -----------------------

Small Cap Growth Portfolio 1            0%                      0%
======================================= ======================= =======================

** Prior to May 1, 2001, SEI Investment Distribution Co. served as principal underwriter to the Trust.

1 The 2001 period is calculated from April 30, 2001 (commencement of operations) through December 31, 2001.

2 During 2001, SEI Investment Distribution Co. acted as the Portfolios' agent in effecting repurchase agreement transactions using the Portfolios' uninvested short term cash. SEI Investment Distribution Co. received a fee for this service.

                              DESCRIPTION OF SHARES

The Trust is authorized to issue an unlimited number of Shares of beneficial interest with a par value of $0.001 per Share. The Trustees may, from time to time, authorize the division of the Shares into one or more series, each of which constitutes a Portfolio. Each Share of a Portfolio represents an equal proportionate interest in that Portfolio with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders of that Portfolio. All consideration received by the Trust for Shares of any Portfolio and all assets in which such consideration is invested belong to that Portfolio and are subject to the liabilities related thereto.

VOTING RIGHTS, SHAREHOLDER LIABILITY AND TRUSTEE LIABILITY

Each Share held entitles a shareholder to one vote for each dollar of net asset value of Shares held by the shareholder. Shareholders of each Portfolio of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire;
(b) any Trustee may be removed by a vote of at least two-thirds of the outstanding Shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) the trusteeship of any Trustee who has died shall be terminated upon the date of his death.

Under current law, a separate account of an insurance company that offers Fund shares in VA Contracts and VLI Policies ("Participating Insurance Company") is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all Shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.

Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Portfolio would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                            PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of each Portfolio are offered on a continuous basis.

PURCHASES. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may also be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.

REDEMPTIONS. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Trust or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has permitted by order. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Stable Value Portfolio charges a 2.00% redemption/exchange fee for investor initiated redemptions or exchanges of shares held less than 12 months. See the Prospectus for more details.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                        DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange are valued at the last sale price. Portfolio securities quoted on a national market system are valued at the official closing price, or if there is none, at last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the official closing price, or if none, the last sale price, on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Trust, if any, are valued at their fair value as determined in good faith by the Board of Trustees.

An example showing how to calculate the net asset value per share is included in each Portfolio's financial statements, which are incorporated by reference into this Statement of Additional Information.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

TAXES

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company ("RIC") that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders.

From time to time, legislation has been proposed that would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Trust cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.

PORTFOLIO DISTRIBUTIONS. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

INTERNAL REVENUE SERVICE REQUIREMENTS. The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax deferred status of VA Contracts and VLI Policies.

DIVIDENDS AND DISTRIBUTIONS

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

WITHHOLDING. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

ZERO COUPON BONDS. Each Portfolio, whether it purchases a Zero Coupon Bond at original issue or from another investor, will generally be required to include in gross income the portion of the "original issue discount" (the difference between the issue price of the Bond and its stated redemption price at maturity) that accrues during each taxable year. Even through it is not matched by any cash receipt, such income must be taken into account by a Portfolio in determining whether the Portfolio satisfies the Distribution Requirement and is liable for federal excise tax. Interest that is not paid in cash but by the receipt of other bonds of the same issuer (so-called pay-in-kind or "PIK" bonds) must similarly be included in a Portfolio's gross income. In order to maintain its qualification as a RIC and to avoid incurring federal excise tax liability, a Portfolio may be required to dispose of investments that it would otherwise retain in order to generate cash to pay sufficient dividends.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

HEDGING TRANSACTIONS. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisers as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

SECTION 817 DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolios are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.


                             PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.

The average annual total return and the aggregate total return for each of the Portfolios (other than Stable Value Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) through December 31, 2003, were as follows:

---------------------------------------------- ---------------------------------------------------- ----------------
                                                           Average Annual Total Return                 Aggregate
                        Portfolio                                                                    Total Return
                                                                                                    Since Inception
---------------------------------------------- ---------------------------------------------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
                                                   One Year         Five Year      Since Inception
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Growth II Portfolio 1                               25.70%            -2.97%            0.00%            0.00%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
                                                    31.19%            1.60%             8.01%           67.15%
Large Cap Growth Portfolio 1
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Mid-Cap Portfolio 4                                34.31%             13.75%           15.86%           111.34%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Select 20 Portfolio 3                              32.87%             -2.32%             6.11%            44.98%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

 Select Value Portfolio 2                          18.29%             2.97%              8.61%          66.53%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Small Cap Growth Portfolio 5                       56.64%               NA            -7.94%           -19.80%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Small Cap Portfolio 2                              39.03%             9.90%               10.61%        86.40%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------
---------------------------------------------- ----------------- ----------------- ---------------- ----------------

Technology & Communications Portfolio 1            45.33%             -9.20%            -2.42%         -15.07%
---------------------------------------------- ----------------- ----------------- ---------------- ----------------


1 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from April 30, 1997 (commencement of operations) through December 31, 2003.

2 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from October 28, 1997 (commencement of operations) through December 31, 2003.

3 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from September 25, 1997 (commencement of operations) through December 31, 2003.

4 The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from November 30, 1998 (commencement of operations) through December 31, 2003.

5. The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from April 30, 2001 (commencement of operations) through December 31, 2003.

Quotations of total return that are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC"), located at Two Commerce Square, Suite 1700, 2001 Market St, Philadelphia, Pennsylvania 19103, serves as the independent auditors for the Trust. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended December 31, 2003 and the report of the independent auditors for that year are included in the Trust's Annual Report to Shareholders dated December 31, 2003. The Annual Report for each Portfolio (other than Stable Value Portfolio), except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PWC and have been incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent auditors, given on the authority of that firm as experts in auditing and accounting.

                                 CREDIT RATINGS

Moody's Investors Service, Inc.

                             PREFERRED STOCK RATINGS
aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

plus (+) or      Moody's applies numerical modifiers 1, 2, and 3 in each rating
minus (-)        classifications "aa" through "bb" The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                 DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
 Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...) (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.


     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

     Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                 o    Leading market positions in well-established industries.

                 o    High rates of return on funds employed.

                 o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                 o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                 o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime        Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

LONG-TERM ISSUE CREDIT RATINGS

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     Obligations rated 'BB', 'B', 'CCC' , 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.



BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

 A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                               Entities rated in this category have defaulted on
                 some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                Default.  Denotes actual or imminent payment default.

NOTES

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

     Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                                    EXHIBIT A
                                   PBHG FUNDS
                           PBHG INSURANCE SERIES FUND

                             PROXY VOTING GUIDELINES

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the PBHG Funds and the PBHG Insurance Series Fund (collectively, "PBHG" or "PBHG Funds") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). PBHG recognizes that proxies have an economic value and in voting proxies, PBHG seeks to maximize the value of our investments and our shareholders' assets. We believe that the voting of proxies is an economic asset that has direct investment implications. Moreover, we believe that each portfolio's investment adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, PBHG generally assigns proxy voting responsibilities to the investment manager responsible for the management of each respective PBHG portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a PBHG Fund that invests in voting securities. If an investment adviser to a PBHG Fund who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.
DISCLOSURE OF GENERAL PROXY VOTING GUIDELINES
In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of the funds' assets.
PBHG's Guidelines as they relate to certain common proxy proposals are summarized below along with PBHG's usual voting practice. As previously noted, an adviser or sub-adviser to PBHG will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.

                       ELECTION OF THE BOARD OF DIRECTORS

o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) to classify the board; (4) that provide that directors may be removed only for cause; (5) that provide that only continuing directors may elect replacements to fill board vacancies; (6) that give management the ability to alter the size of the board without shareholder approval; and (7) requiring two candidates per board seat.

o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.


o 1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

                        APPROVAL OF INDEPENDENT AUDITORS

o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed to not be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

                               SHAREHOLDER RIGHTS
o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

                ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES
o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

                              CORPORATE GOVERNANCE
o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

                                CAPITAL STRUCTURE
o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that has superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.

                       EXECUTIVE AND DIRECTOR COMPENSATION
o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

                      MERGERS AND CORPORATE RESTRUCTURINGS
o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o We generally vote AGAINST proposals to that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

                         SOCIAL AND ENVIRONMENTAL ISSUES
o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) that report on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have

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         prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; and (13) seeking reports on the diversity efforts of suppliers and service providers.

o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

                                OTHER SITUATIONS
No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the applicable PBHG Fund and its shareholders.
CONFLICTS OF INTEREST
PBHG recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a PBHG Fund, the PBHG Funds themselves will not have a conflict of interest with fund shareholders in the voting of proxies. PBHG expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective PBHG Fund and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.
DISCLOSURE OF PROXY VOTING GUIDELINES AND RECORD
PBHG will fully comply with all applicable disclosure obligations under the Rule. These include the following:

o Disclosure in shareholder reports that a description of the Fund's Proxy Voting Guideline is available upon request without charge and information about how it can be obtained (e.g. PBHG Fund website, SEC web site, and toll free phone number).

o Disclosure in the Fund Statement of Additional Information (SAI) the actual policies used to vote proxies.

o Disclosure in shareholder reports and in the SAI that information regarding how PBHG voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

PBHG will file all required reports regarding the Fund's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders. PBHG will respond to all requests for guideline descriptions or proxy records within three business days of such request.
MAINTENANCE OF PROXY VOTING RECORDS
PBHG's administrator, adviser, and sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a PBHG Fund as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six years.

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REVIEW OF PROXY VOTING GUIDELINE
This guideline as well as the proxy voting guidelines of all advisers and sub-advisers to PBHG will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

DATED: JUNE 2003

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                                    EXHIBIT B
                          ADVISER PROXY VOTING POLICIES

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                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               PROXY VOTING POLICY
                                  INTRODUCTION
Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") recognizes that proxies have an economic value. In voting proxies, we seek to maximize the economic value of our clients' assets by casting votes in a manner that we believe to be in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. When voting proxies, we adhere to this Policy and any written guidelines or instructions from our clients. In the event a client's written guidelines or instruction conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.
PROXY OVERSIGHT COMMITTEE
Pilgrim Baxter has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Chief Financial Officer, Chief Administrative Officer, Senior Vice President - Distribution, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:

o Approving Pilgrim Baxter's Proxy Voting Policy (the "Policy") and related Procedures;

o        Reviewing reports of proxy votes cast;

o Reviewing proxies that are voted in a manner that is inconsistent with the recommendations of a designated, independent third party proxy research provider;

o Seeking to identify and properly address material conflicts of interest that may arise in the context of voting proxies;

o        Reviewing the proxy voting policies of sub-advisers;

o Acting as a resource for investment personnel on proxy matters when needed.

The Committee has authorized the appointment of an independent third party to provide research on proxy matters and voting recommendations generally consistent with this Policy. The Committee has also authorized the appointment of a Proxy Voting Clerk to coordinate, execute and maintain appropriate records related to the proxy voting process and to maintain records of differences, if any, between this Policy and the actual votes cast.
Pilgrim Baxter's Proxy Voting Policies as they relate to certain common proxy proposals are described below along with our usual voting practices:

                       ELECTION OF THE BOARD OF DIRECTORS

o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) that impose a mandatory retirement age for outside directors; (4) to classify the board; (5) that provide that directors may be removed only for cause; (6) that provide that only continuing directors may elect replacements to fill board vacancies; (7) that give management the ability to alter the size of the board without shareholder approval; and (8) requiring two candidates per board seat.

o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held

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         separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.

                        APPROVAL OF INDEPENDENT AUDITORS

o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed not to be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

                               SHAREHOLDER RIGHTS

o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

                ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

                              CORPORATE GOVERNANCE

o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

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                                CAPITAL STRUCTURE

o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that have superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.

                       EXECUTIVE AND DIRECTOR COMPENSATION

o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

                      MERGERS AND CORPORATE RESTRUCTURINGS

o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o We generally vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

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

                         SOCIAL AND ENVIRONMENTAL ISSUES

o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; (13) seeking reports on the diversity efforts of suppliers and service providers; and (14) to extend company benefits to or eliminate benefits from domestic partners, as benefit decisions should be left to the discretion of the company.

o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

                                OTHER SITUATIONS
No Proxy Voting Policy can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the affected client(s).
CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION
 Pilgrim Baxter seeks to minimize the potential for conflict by utilizing the services of an independent, third party to provide voting recommendations that are consistent with this Policy as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. While it is expected that most proxies will be voted consistent with the research providers recommendation, there may be instances where the investment analyst believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote. These instances are considered an "Override" and all such overrides must be approved by the Chief Investment Officer (the "CIO") and subsequently reported to the Committee. In approving any such Override, the CIO will use his best judgment to ensure that the spirit of this Policy is being followed and the vote is cast in the best interest of the affected client(s).
In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, Pilgrim Baxter has developed a Proxy Vote Watch List (the "Watch List"). The Watch List, which is maintained by the Chief Compliance Officer (the "CCO"), summarizes public companies with whom Pilgrim Baxter may have a material conflict of interest with a client in voting a proxy. These may include the following situations:

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o        Companies with whom Pilgrim Baxter1 has a material business relationship;

o Companies where a Pilgrim Baxter employee, or spouse of a Pilgrim Baxter employee, is a senior officer or director or has a material business relationship;

o Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the List if deemed appropriate.

All Overrides approved by the CIO that related to companies on the Watch List are reviewed by the CCO who may approve the Override in consultation, if needed, with the CIO or the General Counsel. If deemed necessary, the CCO may refer the matter to the Committee for their evaluation and input as to how the conflict of interest should be resolved. If a member of the Committee themselves are the source of the conflict, they will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.
In resolving a conflict, the Committee may decide to take one of the following courses of action: (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third party to determine how the proxies should be voted, or (4) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.
1 In this context, we are referring to all matters that may give rise to a potential material conflict for Pilgrim Baxter, including those related to the business activities of its advised and sponsored mutual fund family.
DISCLOSURE TO CLIENTS
Pilgrim Baxter's Form ADV will include a description of this Policy and, upon request, Pilgrim Baxter will provide clients a copy of the complete Policy. Pilgrim Baxter will also provide to clients, upon request, information on how their securities were voted.

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PROXY VOTING PROCEDURES
RECONCILIATION PROCESS
Upon Pilgrim Baxter's receipt of proxy materials, the Proxy Voting Clerk reconciles the number of shares to be voted as of the record date set forth in the proxy materials against the number of shares as of the record date set forth in Pilgrim Baxter's records. Because Pilgrim Baxter is committed to resolving all share number discrepancies, the Proxy Voting Clerk uses every reasonable effort to reconcile any share number discrepancy with the appropriate custodian bank. If Pilgrim Baxter no longer holds shares in the company on whose behalf proxy votes are being solicited, the Proxy Voting Clerk does not vote those proxies.
VOTING IDENTIFIED PROXIES
A proxy is identified when it is reported through a third party vendor's automated system or when a custodian bank notifies Pilgrim Baxter of its existence. As a general rule, the Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Pilgrim Baxter is entitled to vote that are identified within the solicitation period. Consistent with Department of Labor Interpretative Bulleting 94-2 relating to ERISA proxy voting, Pilgrim Baxter may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy. For example, if Pilgrim Baxter is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking," the Proxy Voting Clerk generally abstains from voting that proxy. Although not necessarily an exhaustive list, other instances in which Pilgrim Baxter may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client's securities lending program; (2) instances when proxy materials are not delivered in a manner that provides sufficient time to analyze the proxy and make an informed decision by the voting deadline.
PROXY VOTING PROCEDURE
The Proxy Voting Clerk generally votes proxies, as follows:

     (a) The Proxy Voting Clerk prints the Proxy Analysis Report. This report is a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from the third party proxy research provider with respect to the issues on a particular proxy;

     (b) The Proxy Voting Clerk sends the Proxy Analysis Report to the research analyst who covers the company for his/her review;

     (c) In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the research analyst may consider information from various sources, such as a portfolio manager, another research analyst, management of the company conducting the proxy, shareholder groups, and other relevant sources;

     (d) If the analyst is voting all items on the ballot in a manner that is consistent with the proxy research provider's recommendations, he/she checks the appropriate box on the Proxy Voting Materials cover sheet, signs where indicated and returns it to the Proxy Voting Clerk. In instances where the analyst disagrees with the research provider's recommended vote and decides to vote an item differently, the analyst's recommended vote will be considered an "Override". All Overrides must be discussed with, and approved by, the CIO. Both the CIO and the analyst must sign the Proxy Voting Materials cover sheet and return it to the Proxy Voting Clerk with a brief explanation that documents the rationale for their decision;

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     (e)          The Proxy Voting Clerk compiles all overridden recommendations in a Proxy Vote Override Report. The Overrides are then compared to the Proxy Vote Watch List to identify potential conflict situations.

     (f) If a proxy being overridden is a company on the Proxy Vote Watch List, the Proxy Voting Clerk will promptly forward the proxy to the Chief Compliance Officer (CCO). The CCO reviews the Overrides and may confirm the Overrides in consultation with the CIO or the General Counsel. In instances where a potential conflict of interest has been identified that may be material, the CCO may refer the matter to the full Committee for their evaluation and input as to how the conflict of interest should be resolved.

     (g) Upon resolution by the Committee or otherwise, the CCO will return the Proxy Override Report to the Proxy Voting Clerk indicating how the matter should be voted.

                  The Proxy Voting Clerk votes the proxies as instructed in the Proxy Analysis Report and the Proxy Vote Override Report; and

     (h) The Proxy Voting Clerk prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. The Proxy Voting Clerk also prepares a Proxy Override Summary Report that documents all vote recommendations received from the proxy research provider that were overridden during the period. These reports are periodically reviewed by the Committee.

MAINTENANCE OF PROXY VOTING RECORDS
The following records are maintained for a period of six years, with records being maintained for the first two years on site:

     o   These policy and procedures, and any amendments thereto;

     o   Each proxy statement (maintained on a third party automated system);

     o Record of each vote cast (maintained on a third party automated system);

     o Documentation, if any, created by Pilgrim Baxter that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;

     o   Various reports prepared according to the above procedures; and

     o Each written client request for information and a copy of any written response by Pilgrim Baxter to a client's written or oral request for information.

 DATED: 6/2003

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                                    EXHIBIT C

                         DWIGHT ASSET MANAGEMENT COMPANY

                        Proxy Voting Policy and Procedure


         Dwight Asset Management Company ("Dwight") is a registered investment adviser specializing in fixed income and stable value strategies. As a stable value and fixed income manager, Dwight generally does not purchase voting securities on behalf of its clients. To the extent that a proxy voting situation arises, Dwight assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to employee benefit plans governed by the Employee Retirement Income Security Act ("ERISA") with respect to which Dwight has been granted voting discretion, Dwight is responsible as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that Dwight may fulfill these fiduciary responsibilities, Dwight has adopted and implemented these written policies and procedures which are designed to ensure that it votes proxies in the best interest of its clients.

Proxy Oversight Committee

         Dwight has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Head of Credit and the General Counsel. The Committee is primarily responsible for:

o     Approving Dwight's Proxy Voting Policy and Procedure.
o     Reviewing proxy voting requests and determining the appropriate response.
o Seeking to identify and properly address conflicts of interest, or potential conflicts of interest, that may arise in the context of voting proxies.
o     Reporting to management on a periodic basis.

The Committee has also authorized the Compliance Officer to coordinate, execute and maintain appropriate records related to the proxy voting process.

Proxy Voting Guidelines

         Dwight acknowledges it has a duty of care that requires it to monitor corporate actions and vote client proxies. If a client's custodian notifies Dwight of a proxy that requires voting on behalf of a client, Dwight will vote the proxy in accordance with these guidelines and any written guidelines or instructions from our clients. In the event a client's written guidelines or instructions conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.


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         These guidelines are not rigid policy positions. Dwight will consider each corporate proxy statement on a case-by-case basis, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate. There may be occasions when Dwight determines that not voting a proxy may be in the best interest of a client, for example, when the cost of voting the proxy exceeds the expected benefit to the client. Dwight may change these guidelines from time to time without providing notice of these changes to its clients.

         Dwight's general proxy voting policy is described below along with Dwight's intended voting practices.

     1. General: It is Dwight's policy to review each proxy statement on an individual basis and to base its voting decision on its judgment of what will serve the financial interests of its clients, the beneficial owners of the security. Economic and any other pertinent considerations will be evaluated.

     2. Management Proposals: In general, it is Dwight's intention to vote on proposals introduced by company management in accordance with management's recommendations on the following types of management proposals:

         o        Election of Directors
         o        Approval of Independent Auditors
         o        Executive Compensation Plans
         o        Corporate Structure and Shareholder Rights


     3. Shareholder Proposals: At times shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. Dwight will examine each issue solely from an economic perspective. Generally Dwight will vote with management in opposition to shareholder resolutions which could negatively impact the company's ability to conduct business, and support the shareholder initiatives concerning the maximization of shareholder value.


      4. Other Situations: No proxy voting policy can anticipate all potential proxy voting issues that may arise or address all the potential intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and Dwight's vote is cast in a manner that we believe is in the best interest of the affected client(s).


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Conflicts of Interest

         Occasions may arise during the voting process in which a client's financial interests conflict with Dwight's interests. A conflict of interest may exist, for example, if Dwight has a business relationship with, or is actively soliciting business from, either (i) the company soliciting the proxy, or (ii) a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. A business relationship includes, but is not limited to, employees serving as a director of the company or Dwight managing a company's pension fund. If a conflict of interest exists, Dwight will disclose the conflict to its client(s) and will vote the proxy as directed by the client(s).

Voting Process

         Dwight has charged its Compliance Officer with responsibility for acting as liaison with clients' custodian banks and assisting in the coordination and voting of proxies. After the Compliance Officer is notified of a proxy that requires voting, he or she will submit the proxy to the Proxy Oversight Committee for voting in-line with these procedures. The Compliance Officer is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the voting record to be made available to clients upon request.

Recordkeeping

         Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Dwight will maintain the following records for five years in an easily accessible place, the first two years in its office:

     o Dwight's proxy voting policies and procedures, and any amendments thereto;
     o Proxy statements received regarding client securities
     o Records of votes cast on behalf of clients
     o Records of written client requests for voting information
     o Records of written responses from Dwight to both written and verbal client requests
     o Any other documents prepared that were material to Dwight's decision to vote a proxy or that memorialized the basis for the decision.


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Obtaining a Voting Proxy Report

         Clients may request additional copies of these policies and procedures and/or a report on how their individual securities were voted by calling or writing Dwight's Compliance Officer at 100 Bank St., Suite 800, Burlington, VT 05401 / (802) 862-4170.


August 2003



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                                   Exhibit D



                               PENDING LITIGATION

The Trust's prospectus describes civil lawsuits filed by the SEC and the New York Attorney General against Pilgrim Baxter and its former principals, Gary Pilgrim and Harold Baxter. In addition, the following civil lawsuits have been filed involving PBHG Funds, one or more Funds, Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), and/or certain related parties (but not PBHG Insurance Series Fund). Pilgrim Baxter does not currently believe that any one of these lawsuits will materially impact either its ability to provide investment advisory services to the Funds or the operations of the Funds themselves. However, Pilgrim Baxter is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the funds.



STEPHEN CAREY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY L. PILGRIM, PBHG GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE FUND, PBHG LARGE CAP VALUE FUND, PBHG MID-CAP VALUE FUND, PBHG SELECT EQUITY FUND, PBHG SMALL CAP VALUE FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, TS&W Small Cap Value Fund, LLC, PBHG REIT Fund, PBHG Technology & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, AND DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6255), filed November 14, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; Sections 36(a) and (b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"); and breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

AARON BRODY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY L. PILGRIM, PBHG GROWTH FUND, PBHG EMERGING GROWTH, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE, PBHG LARGE CAP VALUE FUND, PBHG MID-CAP VALUE, PBHG SELECT EQUITY FUND, PBHG SMALL CAP VALUE, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY

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

FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS, PBHG SMALL CAP VALUE, TS&W SMALL CAP VALUE FUND, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9216), filed on November 24, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 36(a) and (b) of the Investment Company Act. The plaintiffs in this case are seeking compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

LILIA BINDER, WILLIAM HARRY EDMONSON, HENRY MORROW, DELIE ORLANDO, AND L.D. JOHNSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND; PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED FUND, PBHG LARGE CAP FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND (COLLECTIVELY, THE "PBHG MUTUAL FUNDS"); PBHG FUNDS; OLD MUTUAL ASSET MANAGEMENT; PILGRIM BAXTER & ASSOCIATES, LTD.; HAROLD J. BAXTER; GARY L. PILGRIM; APPALACHIAN TRAILS, L.P.; MICHAEL CHRISTIANI; WALL STREET DISCOUNT CORPORATION; ALAN LEDERFEIND; AND JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6411), filed on November 24, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

ROBERT K. BEITER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD
J. BAXTER, GARY L. PILGRIM, JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6436), filed on November 25, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages and interest; attorneys' and experts' fees and other costs; and equitable/injunctive relief.

STANLEY D. BERNSTEIN PROFIT SHARING KEOUGH FOR THE BENEFIT OF STANLEY BERNSTEIN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PILGRIM BAXTER &

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

ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY L. PILGRIM, PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE FUND, PBHG LARGE CAP VALUE FUND, PBHG MID-CAP VALUE FUND, PBHG SELECT EQUITY FUND, PBHG SMALL CAP VALUE FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND PBHG DISCIPLINED EQUITY FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, TS&W SMALL CAP VALUE FUND, LLC, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, AND JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6441), filed on November 25, 2003. This claim alleges violations of: Section 34 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking: equitable/injunctive relief; an accounting for damages and profits; and attorneys' and experts' fees and other costs.

CHUCK HALL AND CHARLES BOLTON, DERIVATIVELY ON BEHALF OF PILGRIM BAXTER FUNDS V. PILGRIM BAXTER & ASSOCIATES, GARY L. PILGRIM, HAROLD J. BAXTER, APPALACHIAN TRAILS, WALL STREET DISCOUNT CORPORATION, ALAN LEDERFEIND, AND PILGRIM BAXTER FUNDS, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6522), filed on November 28, 2003. This claim alleges violations of: Section 36 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking: to remove and replace the current Trustees of the PBHG Funds; compensatory damages and interest; and attorneys' and experts' fees and other costs.

ANATOLY S. WEISER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED FUND, PBHG LARGE CAP FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND (COLLECTIVELY, THE "PBHG MUTUAL FUNDS"), PBHG FUNDS, OLD MUTUAL ASSET MANAGEMENT, PILGRIM BAXTER & ASSOCIATES, LTD., HAROLD J. BAXTER, GARY L. PILGRIM, APPALACHIAN TRAILS, LP, MICHAEL CHRISTIANI, WALL STREET DISCOUNT CORPORATION, ALAN LEDERFEIND, JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6509), filed on December 1, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

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KORSHED F. JUNGALAWALA V. PILGRIM BAXTER & ASSOCIATES, LTD., GARY L. PILGRIM,
HAROLD J. BAXTER, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6544), filed on December 4, 2003. Pilgrim Baxter has not yet obtained a copy of the complaint in this case, but believes that the plaintiffs' claims and relief sought will be similar in nature to those of the other lawsuits identified in this Exhibit C.

MICHAEL PEROFF, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY L. PILGRIM, PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE FUND, PBHG LARGE CAP VALUE FUND, PBHG MID-CAP VALUE FUND, PBHG SELECT EQUITY FUND, PBHG SMALL CAP VALUE FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, TS&W SMALL CAP VALUE FUND, LLC, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6570), filed on December 5, 2003. This claim alleges violations of:
Section 34 of the Investment Company Act; and breach of fiduciary duty. The plaintiffs in this case are seeking equitable/injunctive relief; an accounting of profits; and attorneys' and experts' fees and other costs.

RACHELLE KNOPF, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY PILGRIM, PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE FUND, PBHG LARGE CAP VALUE FUND, PBHG MID-CAP VALUE FUND, PBHG SELECT EQUITY FUND, PBHG SMALL CAP VALUE FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, TS&W SMALL CAP VALUE FUND, LLC, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9655), filed on December 5, 2003. Pilgrim Baxter has not yet obtained a copy of the complaint in this case, but believes that the plaintiffs' claims and relief sought will be similar in nature to those of the other lawsuits identified in this Exhibit C.

MIKE ATASSI INDIVIDUALLY ON BEHALF OF ALL OTHERS SIMILARLY SITUATED V. PILGRIM BAXTER & ASSOCIATES, LTD., PBHG FUND DISTRIBUTORS, PBHG FUNDS, HAROLD J. BAXTER, GARY L. PILGRIM, PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP

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GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED VALUE FUND, PBHG LARGE CAP
VALUE FUND, PBHG MID-CAP VALUE FUND, PBHG SELECT EQUITY FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG LARGE CAP FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, TS&W SMALL CAP VALUE FUND, LLC, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND, JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action Number 1:03CV9790), filed on December 10, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections (a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking damages and interest; equitable/injunctive relief; and attorneys' and experts' fees and other costs.

BENJAMIN SCHONBRUN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. PBHG GROWTH FUND, PBHG EMERGING GROWTH FUND, PBHG LARGE CAP GROWTH FUND, PBHG SELECT GROWTH FUND, PBHG FOCUSED FUND, PBHG LARGE CAP FUND, PBHG LARGE CAP 20 FUND, PBHG STRATEGIC SMALL COMPANY FUND, PBHG DISCIPLINED EQUITY FUND, PBHG MID-CAP FUND, PBHG SMALL CAP FUND, PBHG CLIPPER FOCUS FUND, PBHG SMALL CAP VALUE FUND, PBHG REIT FUND, PBHG TECHNOLOGY & COMMUNICATIONS FUND, PBHG IRA CAPITAL PRESERVATION FUND, PBHG INTERMEDIATE FIXED INCOME FUND, PBHG CASH RESERVES FUND (COLLECTIVELY, THE "PBHG MUTUAL FUNDS", PBHG FUNDS, OLD MUTUAL ASSET MANAGEMENT, PILGRIM BAXTER & ASSOCIATE, LTD., HAROLD J. BAXTER, GARY L. PILGRIM, APPALACHIAN TRAILS, LP, MICHAEL CHRISTIANI, WALL STREET DISCOUNT CORPORATION, ALAN LEDERFEIND, JOHN DOES 1-100, in the United States District Court, Eastern District of Pennsylvania (Civil Action Number 03-CV-6710), filed on December 12, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking compensatory damages and interest; rescissory damages, rescission and recovery of fees paid; and attorneys' and experts' fees and other costs.

ROBERT J. GORDON, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. PBHG FUNDS SERVICES, PILGRIM BAXTER & ASSOCIATES, LTD., GARY L. PILGRIM, HAROLD
J. BAXTER AND DOES 1 THROUGH 29, in the Court of Common Pleas, Philadelphia County, Commonwealth of Pennsylvania (Case Identification No. 040102720), filed on January 22, 2004. This claim alleges violations of breach of fiduciary duty, breach of contract, tortuous interference with contract and unjust enrichment. The plaintiffs in this case are seeking damages, including punitive damages, interest, equitable/injunctive relief, and reasonable attorneys' and experts' fees.

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                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS
         (a) Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 10 filed March 2, 2001.

                  (1) Executed Schedule A dated December 4, 2001 to Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

         (b) Bylaws. Incorporated herein by reference to PEA No. 10 filed March 2, 2001.

                  (1) Amended By-Laws executed February 18, 2004. Attached as
                      Exhibit.

         (c)  Instruments Defining Rights of Security Holders.

                  (1) Articles II, VI, VII and IX of the Agreement and
                      Declaration of Trust incorporated herein by reference to PEA No. 10 filed March 2, 2001.

                  (2) Article IV of the Bylaws incorporated herein by reference to PEA No. 10 filed March 2, 2001.

         (d)  Investment Advisory Agreement.

                  (1) Executed Investment Advisory Agreement dated May 1, 2001 by and between the Registrant, on behalf of PBHG Growth II, PBHG Large Cap Growth, PBHG Mid-Cap Value, PBHG Select 20, PBHG Select Value, PBHG Small Cap Growth, PBHG Small Cap Value, PBHG Technology & Communications Portfolios of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                          (i) Form of Amended Schedule A to add the PBHG Stable
                              Value Portfolio to the Investment Advisory
                              Agreement incorporated herein by reference to PEA No. 13 filed January 25, 2002.

                  (2) Form of Investment Sub-Advisory Agreement by and between
                      Pilgrim Baxter & Associates, Ltd., Dwight Asset Management Company and the Registrant, on behalf of the PBHG Stable Value Portfolio incorporated herein by reference to PEA No. 13 filed January 25, 2002.

         (e) Distribution Agreement. Executed Distribution Agreement dated May 1, 2001 by and between the Registrant and PBHG Fund Distributors. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (1) Form of Amended Exhibit A to add the PBHG Stable Value
                      Portfolio to the Distribution Agreement incorporated herein by reference to PEA No. 13 filed January 25, 2002.

         (f)  Not Applicable

         (g) Custodian Agreement. Executed Custodian Agreement dated February 26, 2002 by and between the Registrant and Wachovia Bank, National Association (successor to First Union National Bank, N.A.). Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (1) Form of Amended Attachment C to add the PBHG Stable Value
                      Portfolio to the Custodian Agreement dated February 26, 2002.


                      Incorporated herein by reference to PEA No. 15 filed April 29, 2002.


         (h)  Other Material Contracts.

                  (1) Transfer Agency Agreement by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 3 filed February 13, 1998.

                           (i) Schedule A to Transfer Agency Agreement by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 7 filed February 28, 2000.

                           (ii) Addendum to Agency Agreement by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 8 filed December 20, 2000.

                           (iii) Amended Exhibit A dated March 1, 2001 to add the PBHG Small Cap Growth Portfolio to the Agency Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                           (iv) Form of Amended Exhibit A to add the PBHG Stable Value Portfolio to the Agency Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (2) Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                           (i) Amended Schedule A dated March 1, 2001 to add the PBHG Small Cap Growth Portfolio the Administrative Services Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                           (ii) Form of Amended Schedule A to add the PBHG
                                Stable Value Portfolio to the Administrative
                                Services Agreement incorporated herein by reference to PEA No. 13 filed January 25, 2002.

                  (3) Executed Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Mutual Funds Services incorporated herein by reference to PEA No. 10 filed March 2, 2001.

                           (i) Form of Amended Schedule A to add the Stable Value Portfolio to the Sub-Administrative Services Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (4) Executed Expense Limitation Agreement dated May 1, 2001 between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                           (i) Form of Amended Schedule A to add the PBHG Stable Value Portfolio to the Expense Limitation Agreement. Incorporated herein by reference to PEA No. 15 filed April 29, 2002.

                  (5) Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3 filed February 13, 1998.

         (i)  Consent of Counsel. Attached as Exhibit.

         (j)  Consent of Independent Auditors. Attached as Exhibit.

         (k)  Not Applicable

         (l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No. 5 filed February 11, 1999.

         (m)  Not Applicable

         (n)  Not Applicable

         (o)  Not Applicable

         (p)  Code of Ethics.

                  (1) Amended Code of Ethics of Registrant dated March 1, 2004 incorporated herein by reference to PEA No. 17 filed March 19, 2004.


                  (2) Amended Code of Ethics of Pilgrim Baxter and Associates, Ltd. and PBHG Fund Distributors dated March 1, 2004 incorporated herein by reference to PEA No. 17 filed March 19, 2004.

                  (3) Code of Ethics of Dwight Asset Management incorporated herein by reference to PEA No. 13 filed January 25, 2002.

         (q) Other: Trustees' Power of Attorney. Incorporated herein by reference to PEA No. 10 filed March 2, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION
The Agreement and Declaration of Trust of the Registrant include the following:

                                    ARTICLE VIII
                  LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.
The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION
         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.


                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV filed by the investment adviser and sub-adviser under the file numbers indicated in the table below:

--------------------------------------------------------------------------------
Adviser/Sub-Adviser                         Advisers Act Registration Number
--------------------------------------------------------------------------------
Pilgrim Baxter & Associates, Ltd.           801-48872
--------------------------------------------------------------------------------
Dwight Asset Management Company             801-45304
--------------------------------------------------------------------------------
ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for PBHG Funds and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087:

------------------------------------------------------------------------------------------------------------
Name                       Positions and Office with Underwriter                Position and Offices with
                                                                                Registrant
------------------------------------------------------------------------------------------------------------
David J. Bullock           Trustee                                              President
------------------------------------------------------------------------------------------------------------
Eric C. Schneider          Trustee                                              --
------------------------------------------------------------------------------------------------------------
Michael W. Rose            President                                            --
------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Vice President                                       Treasurer, Chief Financial
                                                                                Officer and Controller
------------------------------------------------------------------------------------------------------------
John M. Zerr               General Counsel and Secretary                        Vice President and Secretary
------------------------------------------------------------------------------------------------------------
Brian C. Dillon            Chief Compliance Officer                             Vice President
------------------------------------------------------------------------------------------------------------
James W. Cook              Chief Financial Officer                              --
------------------------------------------------------------------------------------------------------------

c. None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                           (a)   With respect to Rules 31a-1(a); 31a-1(b)(1);
                                 (2)(a) and (b); (3); (6); (8); (12); and
                                 31a-1(d), the required books and records are maintained at the offices of Registrant's
                                 Custodian:

                                 Wachovia Bank N.A.
                                 (successor to First Union National Bank)
                                 123 South Broad Street
                                 Philadelphia, PA 19109


                           (b)   With respect to Rules 31a-1(a);
                                 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6);
                                 (8); (9); (10); (11) and 31a-1(f), the required
                                 books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                                 SEI Investments Global Funds Services
                                 One Freedom Valley Road
                                 Oaks, PA 19456

                           (c)   With respect to Rules 31a-1(b)(5), (6), (9) and
                                 (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

                                 Pilgrim Baxter & Associates, Ltd.
                                 1400 Liberty Ridge Drive
                                 Wayne, PA 19087

                                 Dwight Asset Management Company
                                 100 Bank Street
                                 Burlington, Vermont 05401

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 30th day of April, 2004.


                                                     PBHG INSURANCE SERIES FUND
                                                     Registrant


                                                     By: /s/ David J. Bullock
                                                           David J. Bullock
                                                           President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                            Title                                         Date


                    *
________________________                     Trustee                                    April 30, 2004
John R. Bartholdson

                     *
________________________                     Trustee                                    April 30, 2004
Jettie M. Edwards

                     *
________________________                     Trustee                                    April 30, 2004
Albert A. Miller


/s/ David J. Bullock                         President                                  April 30, 2004
David J. Bullock


/s/ Lee T. Cummings                          Treasurer,                                 April 30, 2004
Lee T. Cummings                              Chief Financial Officer
                                             and Controller



                                               *By /s/ John M. Zerr
                                                   John M. Zerr
                                                 Attorney-in-Fact